UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021 - September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2022

Guggenheim Funds Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	18
RBP® LARGE-CAP DEFENSIVE FUND	28
RBP® LARGE-CAP MARKET FUND	38
RBP® LARGE-CAP VALUE FUND	48
NOTES TO FINANCIAL STATEMENTS	58
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	66
OTHER INFORMATION	67
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	73
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	79
LIQUIDITY RISK MANAGEMENT PROGRAM	82

THE GUGGENHEIM FUNDS ANNUAL REPORT | 1

September 30, 2022

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), is pleased to present the shareholder report for Guggenheim RBP® Funds (the “Funds”). This report covers the annual fiscal year ended September 30, 2022.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, (“Guggenheim”) a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Managers’ Commentary for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

October 31, 2022

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2022

Equity and fixed income markets declined during the 12-month period ended September 30, 2022, amid continued market volatility, Federal Reserve policy, and global economic headwinds.

The Federal Reserve (the “Fed”) has abandoned talk of a soft or even “softish” landing, with the latest Summary of Economic Projections pointing to a 90-basis-point rise in the unemployment rate, an increase never before experienced without a recession. One basis point equals 0.01%. The seemingly endless string of upside inflation surprises has cemented the Fed’s view that the labor market needs to soften and economic activity needs to weaken further, which could require interest rates heading even higher.

Signs are indicating that the economy is heading in the direction the Fed wants. While gross domestic product (“GDP”) rebounded in the third quarter of 2022 to an inflation-adjusted 2.6%, private domestic demand (consumption and fixed investment) continued to slow, growing just 0.1%. The slowdown was led by a significant contraction in housing activity, historically the first sector to be hit by rising rates, cutting about 1.4 percentage points from GDP’s growth rate. The sharp tightening in financial conditions indicates a broader economic slowdown is ahead, which may help to loosen up the labor market. Signs of a labor market slowdown are already evident, with monthly job growth at less than half the pace of early 2022, wage growth cooling, and job openings falling sharply.

Inflation remains high, but a variety of factors point to a substantial moderation in 2023. Goods prices have stopped rising, and supply chain improvement and input and import costs suggest outright deflation could lie ahead. Services inflation is now the main price stability concern, but even the Bureau of Labor Statistics and several Fed speakers have acknowledged that the lagged data on home rental prices doesn’t reflect the sharp slowdown in market rents that has taken place (and that would start to show up in the data next year).

With the economy cooling and inflation likely to fall, it is fair to expect that rate hikes are nearly coming to an end, particularly with rising strains in financial markets and overseas. But having been repeatedly burned by expectations that inflation would cool and fearing a replay of the “stop-start” rate hike campaigns of the 1970s, the Fed will likely err on the side of overdoing it with rate hikes, viewing a recession as the “least bad” outcome for the economy.

For the 12-month period ended September 30, 2022, the S&P 500® Index* returned -15.47%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -25.13%. The return of the MSCI Emerging Markets Index* was -28.11%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a -14.60% return for the 12-month period, while the Bloomberg U.S. Corporate High Yield Index* returned -14.14%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 0.62% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2022

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristics.

4 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2022 and ending September 30, 2022.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.38%	(12.75%)	$ 1,000.00	$ 872.50	$ 6.48
C-Class	2.07%	(13.10%)	1,000.00	869.00	9.70
P-Class	1.32%	(12.76%)	1,000.00	872.40	6.20
Institutional Class	1.07%	(12.65%)	1,000.00	873.50	5.03
RBP® Dividend Fund
A-Class	1.19%	(19.85%)	1,000.00	801.50	5.37
C-Class	1.94%	(20.18%)	1,000.00	798.20	8.75
P-Class	1.19%	(19.92%)	1,000.00	800.80	5.37
Institutional Class	0.94%	(19.80%)	1,000.00	802.00	4.25
RBP® Large-Cap Defensive Fund
A-Class	1.19%	(20.97%)	1,000.00	790.30	5.34
C-Class	1.94%	(21.32%)	1,000.00	786.80	8.69
P-Class	1.19%	(20.95%)	1,000.00	790.50	5.34
Institutional Class	0.94%	(20.86%)	1,000.00	791.40	4.22
RBP® Large-Cap Market Fund
A-Class	1.19%	(21.74%)	1,000.00	782.60	5.32
C-Class	1.95%	(21.96%)	1,000.00	780.40	8.70
P-Class	1.19%	(21.75%)	1,000.00	782.50	5.32
Institutional Class	0.94%	(21.65%)	1,000.00	783.50	4.20
RBP® Large-Cap Value Fund
A-Class	1.20%	(16.91%)	1,000.00	830.90	5.51
C-Class	1.95%	(17.22%)	1,000.00	827.80	8.93
P-Class	1.20%	(16.87%)	1,000.00	831.30	5.51
Institutional Class	0.95%	(16.81%)	1,000.00	831.90	4.36

6 | THE GUGGENHEIM FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.38%	5.00%	$ 1,000.00	$ 1,018.15	$ 6.98
C-Class	2.07%	5.00%	1,000.00	1,014.69	10.45
P-Class	1.32%	5.00%	1,000.00	1,018.45	6.68
Institutional Class	1.07%	5.00%	1,000.00	1,019.70	5.42
RBP® Dividend Fund
A-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
C-Class	1.94%	5.00%	1,000.00	1,015.34	9.80
P-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
Institutional Class	0.94%	5.00%	1,000.00	1,020.36	4.76
RBP® Large-Cap Defensive Fund
A-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
C-Class	1.94%	5.00%	1,000.00	1,015.34	9.80
P-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
Institutional Class	0.94%	5.00%	1,000.00	1,020.36	4.76
RBP® Large-Cap Market Fund
A-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
C-Class	1.95%	5.00%	1,000.00	1,015.29	9.85
P-Class	1.19%	5.00%	1,000.00	1,019.10	6.02
Institutional Class	0.94%	5.00%	1,000.00	1,020.36	4.76
RBP® Large-Cap Value Fund
A-Class	1.20%	5.00%	1,000.00	1,019.05	6.07
C-Class	1.95%	5.00%	1,000.00	1,015.29	9.85
P-Class	1.20%	5.00%	1,000.00	1,019.05	6.07
Institutional Class	0.95%	5.00%	1,000.00	1,020.31	4.81

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2022 to September 30, 2022.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 7

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2022

To Our Shareholders

Guggenheim Directional Allocation Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Burak Hurmeydan, Ph.D., Director and Portfolio Manager; and Douglas Makin, Director and Portfolio Manager. In the subsequent paragraphs, the investment team discusses the Fund’s performance and the market environment for the 12-month period ended September 30, 2022 (the “Reporting Period”).

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”). The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Index.

For the Reporting Period, the Fund provided a total return of -9.40%1, outperforming the Dow Jones U.S. Large-Cap Total Stock Market Index, the Fund’s benchmark, which returned -17.36%, and underperforming the Index, which returned -8.64% for the same period.

What factors contributed or detracted from the Fund’s performance during the Reporting Period?

The Fund delivered strong relative results for the Reporting Period, outperforming the benchmark by 7.96%, largely a result of the activity in the Fund’s allocation model. The Fund’s allocation model was active over the period, starting the period at a bullish allocation of 50% aggressive/50% market, moving to 100% market at the December 2021 rebalance, and then to 100% defensive at the March 2022 rebalance. The net impact of these exposure changes was positive relative to the benchmark during the Reporting Period.

As economic and market conditions deteriorated further, the allocation model turned to 100% cash in June 2022, the first time in the Fund’s history. This proved to provide the largest positive contribution relative to the benchmark, allowing the Fund to avoid the large market drawdown since the June period.

How was the Fund positioned at the end of the Reporting Period?

At the end of the Reporting Period, the portfolio remained 100% allocated to cash. Amid increased expectations that the U.S. economy is heading into a recession, the Fund is well positioned to ride out an expected increase in economic uncertainty and a potential continuation of unfavorable market conditions.

Performance displayed represents past performance which is no guarantee of future results.

[1]

Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fund performance will lag that of the Directional Allocation Index due to fund expenses.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

8 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class	June 18, 2012
Institutional Class	June 18, 2012

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2022

	1 Year	5 Year	10 Year
A Class Shares	(9.40%)	6.77%	9.20%
A-Class Shares with sales charge‡	(13.69%)	5.73%	8.56%
C Class Shares	(10.08%)	5.99%	8.46%
C-Class Shares with CDSC§	(10.85%)	5.99%	8.46%
P Class Shares**	(9.38%)	6.80%	9.27%
Institutional Class Shares	(9.11%)	7.07%	9.55%
Guggenheim Directional Allocation IndexSM	(8.64%)	8.06%	10.76%
Dow Jones U.S. Large-Cap Total Stock Market Index	(17.36%)	9.06%	11.59%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The first graph is based on A-Class shares only. The second graph is based on Institutional shares only. Performance for C-Class shares and P-Class shares will vary due to differences in fee structure.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS	September 30, 2022
DIRECTIONAL ALLOCATION FUND

	Shares	Value
MONEY MARKET FUND† - 5.0%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.15%[1]	12,838,451	$12,838,451
Total Money Market Fund
(Cost $12,838,451)		12,838,451

	Face Amount
U.S. TREASURY BILLS†† - 95.2%
U.S. Treasury Bills
2.45% due 10/18/22[2]	$243,000,000	242,743,686
Total U.S. Treasury Bills
(Cost $242,709,855)		242,743,686

Total Investments - 100.2%
(Cost $255,548,306)		$255,582,137
Other Assets & Liabilities, net - (0.2)%		(600,459)
Total Net Assets - 100.0%		$254,981,678

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of September 30, 2022.
[2]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

10 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2022
DIRECTIONAL ALLOCATION FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$12,838,451	$—	$—	$12,838,451
U.S. Treasury Bills	—	242,743,686	—	242,743,686
Total Assets	$12,838,451	$242,743,686	$—	$255,582,137

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

Assets:
Investments, at value (cost $255,548,306)	$255,582,137
Prepaid expenses	47,164
Receivables:
Interest	42,230
Fund shares sold	2,134
Total assets	255,673,665

Liabilities:
Overdraft due to custodian bank	5,321
Payable for:
Fund shares redeemed	329,606
Management fees	144,241
Professional fees	79,107
Distribution and service fees	57,771
Transfer agent/maintenance fees	29,516
Due to Investment Adviser	21,200
Fund accounting/administration fees	6,180
Trustees’ fees*	714
Miscellaneous	18,331
Total liabilities	691,987
Net assets	$254,981,678

Net assets consist of:
Paid in capital	$256,910,627
Total distributable earnings (loss)	(1,928,949)
Net assets	$254,981,678

A-Class:
Net assets	$135,503,687
Capital shares outstanding	9,524,754
Net asset value per share	$14.23
Maximum offering price per share (Net asset value divided by 95.25%)	$14.94

C-Class:
Net assets	$20,835,039
Capital shares outstanding	1,618,731
Net asset value per share	$12.87

P-Class:
Net assets	$5,424,413
Capital shares outstanding	377,630
Net asset value per share	$14.36

Institutional Class:
Net assets	$93,218,539
Capital shares outstanding	6,278,423
Net asset value per share	$14.85

STATEMENT OF OPERATIONS
Year Ended September 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $4,233)	$2,947,827
Interest	1,270,674
Total investment income	4,218,501

Expenses:
Management fees	3,013,010
Distribution and service fees:
A-Class	470,137
C-Class	373,674
P-Class	18,377
Transfer agent/maintenance fees:
A-Class	10,263
C-Class	21,695
P-Class	1,324
Institutional Class	39,058
Professional fees	296,449
Fund accounting/administration fees	199,334
Custodian fees	17,949
Trustees’ fees*	16,315
Line of credit fees	10,282
Miscellaneous	116,437
Recoupment of previously waived fees:
A-Class	11,123
C-Class	1,874
P-Class	580
Institutional Class	8,385
Total expenses	4,626,266
Less:
Expenses reimbursed by Adviser:
A-Class	(29,628)
C-Class	(25,267)
P-Class	(2,309)
Institutional Class	(55,078)
Expenses waived by Adviser	(226,260)
Earnings credits applied	(390)
Total waived/reimbursed expenses	(338,932)
Net expenses	4,287,334
Net investment loss	(68,833)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,829,790)
Net realized loss	(1,829,790)
Net change in unrealized appreciation (depreciation) on:
Investments	(26,086,263)
Net change in unrealized appreciation (depreciation)	(26,086,263)
Net realized and unrealized loss	(27,916,053)
Net decrease in net assets resulting from operations	$(27,984,886)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(68,833)	$(1,434,928)
Net realized gain (loss) on investments	(1,829,790)	89,523,005
Net change in unrealized appreciation (depreciation) on investments	(26,086,263)	6,590,642
Net increase (decrease) in net assets resulting from operations	(27,984,886)	94,678,719

Distributions to shareholders:
A-Class	(22,873,206)	(57,305)
C-Class	(7,531,556)	—
P-Class	(1,174,381)	(1,106)
Institutional Class	(18,380,858)	(446,175)
Total distributions to shareholders	(49,960,001)	(504,586)

Capital share transactions:
Proceeds from sale of shares
A-Class	36,607,727	47,300,220
C-Class	499,868	2,902,705
P-Class	87,108	245,454
Institutional Class	5,835,101	10,727,390
Distributions reinvested
A-Class	20,292,140	48,747
C-Class	7,433,984	—
P-Class	1,161,691	1,098
Institutional Class	17,864,833	434,225
Cost of shares redeemed
A-Class	(35,849,828)	(32,444,272)
C-Class	(37,540,879)	(64,474,041)
P-Class	(2,457,640)	(3,270,086)
Institutional Class	(39,972,997)	(63,111,080)
Net decrease from capital share transactions	(26,038,892)	(101,639,640)
Net decrease in net assets	(103,983,779)	(7,465,507)

Net assets:
Beginning of year	358,965,457	366,430,964
End of year	$254,981,678	$358,965,457

Capital share activity:
Shares sold
A-Class	2,195,844	2,788,122
C-Class	33,059	190,686
P-Class	5,264	15,699
Institutional Class	344,245	611,375
Shares issued from reinvestment of distributions
A-Class	1,196,471	3,143
C-Class	481,788	—
P-Class	67,856	70
Institutional Class	1,011,599	27,122
Shares redeemed
A-Class	(2,293,863)	(1,974,694)
C-Class	(2,494,552)	(4,178,167)
P-Class	(162,961)	(196,823)
Institutional Class	(2,423,203)	(3,794,497)
Net decrease in shares	(2,038,453)	(6,507,964)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$18.11	$14.00	$16.50	$18.59	$15.83
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.06)	.02	.03	(.03)
Net gain (loss) on investments (realized and unrealized)	(1.27)	4.18	.07 [i]	(.12)	2.79
Total from investment operations	(1.28)	4.12	.09	(.09)	2.76
Less distributions from:
Net investment income	—	(.01)	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(2.60)	(.01)	(2.59)	(2.00)	—
Net asset value, end of period	$14.23	$18.11	$14.00	$16.50	$18.59

Total Return[c]	(9.40%)	29.42%	(0.38%)	1.13%	17.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,504	$152,598	$106,549	$104,877	$117,786
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.38%)	0.16%	0.18%	(0.20%)
Total expenses[d]	1.48%	1.44%	1.43%	1.40%	1.35%
Net expenses[e,f,g]	1.39%	1.42%	1.40%	1.39%	1.34%
Portfolio turnover rate	149%	131%	313%	203%	92%

C-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$16.72	$13.01	$15.59	$17.81	$15.29
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12)	(.16)	(.07)	(.08)	(.16)
Net gain (loss) on investments (realized and unrealized)	(1.13)	3.87	.08 [i]	(.14)	2.68
Total from investment operations	(1.25)	3.71	.01	(.22)	2.52
Less distributions from:
Net realized gains	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(2.60)	—	(2.59)	(2.00)	—
Net asset value, end of period	$12.87	$16.72	$13.01	$15.59	$17.81

Total Return[c]	(10.08%)	28.52%	(0.99%)	0.38%	16.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,835	$60,153	$98,656	$176,994	$239,516
Ratios to average net assets:
Net investment income (loss)	(0.82%)	(1.02%)	(0.53%)	(0.53%)	(0.96%)
Total expenses[d]	2.21%	2.15%	2.15%	2.13%	2.11%
Net expenses[e,f,g]	2.08%	2.09%	2.10%	2.11%	2.11%
Portfolio turnover rate	149%	131%	313%	203%	92%

14 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$18.25	$14.10	$16.59	$18.67	$15.90
Income (loss) from investment operations:
Net investment income (loss)[a]	— [b]	(.05)	.03	.04	(.04)
Net gain (loss) on investments (realized and unrealized)	(1.29)	4.20	.07 [i]	(.12)	2.81
Total from investment operations	(1.29)	4.15	.10	(.08)	2.77
Less distributions from:
Net investment income	—	— [b]	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(2.60)	—	(2.59)	(2.00)	—
Net asset value, end of period	$14.36	$18.25	$14.10	$16.59	$18.67

Total Return	(9.38%)	29.45%	(0.30%)	1.19%	17.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,424	$8,533	$9,143	$15,056	$20,892
Ratios to average net assets:
Net investment income (loss)	(0.01%)	(0.28%)	0.22%	0.24%	(0.22%)
Total expenses[d]	1.43%	1.38%	1.40%	1.40%	1.37%
Net expenses[e,f,g]	1.33%	1.34%	1.35%	1.36%	1.36%
Portfolio turnover rate	149%	131%	313%	203%	92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$18.74	$14.48	$16.93	$18.97	$16.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	(.01)	.07	.08	.01
Net gain (loss) on investments (realized and unrealized)	(1.33)	4.32	.07 [i]	(.12)	2.84
Total from investment operations	(1.29)	4.31	.14	(.04)	2.85
Less distributions from:
Net investment income	—	(.05)	—	—	—
Net realized gains	(2.60)	—	(2.59)	(2.00)	—
Total distributions	(2.60)	(.05)	(2.59)	(2.00)	—
Net asset value, end of period	$14.85	$18.74	$14.48	$16.93	$18.97

Total Return	(9.11%)	29.81%	(0.03%)	1.39%	17.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,219	$137,682	$152,083	$266,223	$345,423
Ratios to average net assets:
Net investment income (loss)	0.25%	(0.04%)	0.47%	0.48%	0.04%
Total expenses[d]	1.20%	1.15%	1.15%	1.13%	1.12%
Net expenses[e,f,g]	1.08%	1.09%	1.10%	1.11%	1.11%
Portfolio turnover rate	149%	131%	313%	203%	92%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Less than $0.01 per share.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	0.01%	—	—	0.01%	—
C-Class	0.01%	—	0.01%	0.01%	0.02%
P-Class	0.01%	—	0.00%[h]	0.00%[h]	0.01%
Institutional Class	0.01%	—	0.01%	0.01%	0.02%

[h]	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.38%	1.41%	1.40%	1.39%	1.34%
C-Class	2.08%	2.08%	2.10%	2.10%	2.10%
P-Class	1.33%	1.34%	1.35%	1.35%	1.35%
Institutional Class	1.08%	1.09%	1.10%	1.10%	1.10%

[i]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

16 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2022

To Our Shareholders

Guggenheim RBP® Dividend Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Burak Hurmeydan, Ph.D., Director and Portfolio Manager; and Douglas Makin, Director and Portfolio Manager. In the subsequent paragraphs, the investment team discusses the Fund’s performance and the market environment for the 12-month period ended September 30, 2022 (the “Reporting Period”).

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”). The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Index.

For the Reporting Period, the Fund returned -14.13%1, outperforming the Dow Jones U.S. Large-Cap Total Stock Market Index, the Fund’s benchmark, which returned -17.36%, and underperforming the Index, which returned -13.18% for the same period.

What factors contributed or detracted from the Fund’s performance during the Reporting Period?

The Fund delivered solid relative results for the Reporting Period, outperforming the benchmark by 3.23%, a result of both strong sector allocation and security selection. The Fund benefited from positive excess contributions to the Energy sector, and underweight exposure to the Communication Services sector. On a selection basis, the Fund benefited most relative to the benchmark by not holding a position in Meta Platforms, Inc. (META). The Fund’s overweight position to Chevron Corp. (CVX) was also a significant positive contributor. Detracting the most from performance was underweight exposure to the Health Care and Materials sectors. The largest single security drag on performance relative to the benchmark was an underweight position in UnitedHealth Group, Inc. (UNH), which performed strongly over the period.

How was the Fund positioned at the end of the Reporting Period?

At the end of the Reporting Period, the portfolio sector weightings had overweight exposure to the Utilities and Real Estate sectors and underweight exposure to the Communication Services and Health Care sectors. Relative to the benchmark and consistent with the investment mandate, the portfolio has a larger exposure to higher dividend-yielding names and a bias toward value over growth.

Performance displayed represents past performance which is no guarantee of future results.

[1]

Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fund performance will lag that of the RBP Index due to fund expenses.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	6.3%
Apple, Inc.	5.7%
Exxon Mobil Corp.	2.1%
Procter & Gamble Co.	1.9%
Eli Lilly & Co.	1.9%
Home Depot, Inc.	1.9%
Visa, Inc. — Class A	1.8%
AbbVie, Inc.	1.8%
Merck & Company, Inc.	1.7%
Pfizer, Inc.	1.7%
Top Ten Total	26.8%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2022

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2022

	1 Year	5 Year	10 Year
A Class Shares	(14.13%)	5.94%	8.94%
A-Class Shares with sales charge‡	(18.22%)	4.92%	8.30%
C Class Shares	(14.78%)	5.13%	8.18%
C-Class Shares with CDSC§	(15.51%)	5.13%	8.18%
P Class Shares**	(14.18%)	5.93%	9.00%
Institutional Class Shares	(13.97%)	6.20%	9.27%
Guggenheim RBP Dividend IndexSM	(13.18%)	7.36%	10.58%
Dow Jones U.S. Large-Cap Total Stock Market Index	(17.36%)	9.06%	11.59%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The first graph is based on A-Class shares only. The second graph is based on Institutional shares only. Performance for C-Class shares and P-Class shares will vary due to differences in fee structure.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS	September 30, 2022
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 97.4%

Financial - 21.6%
Visa, Inc. — Class A	1,662	$295,254
Mastercard, Inc. — Class A	958	272,398
Morgan Stanley	2,685	212,142
Goldman Sachs Group, Inc.	701	205,428
Chubb Ltd.	1,107	201,341
American Express Co.	1,359	183,343
Prologis, Inc. REIT	1,763	179,121
American International Group, Inc.	3,671	174,299
First Republic Bank	1,253	163,579
STAG Industrial, Inc. REIT	5,691	161,795
Equitable Holdings, Inc.	6,111	161,025
Apollo Global Management, Inc.	3,336	155,124
MetLife, Inc.	2,546	154,746
Life Storage, Inc. REIT	1,222	135,349
American Tower Corp. — Class A REIT	624	133,973
Rexford Industrial Realty, Inc. REIT	2,538	131,976
Equinix, Inc. REIT	209	118,887
Annaly Capital Management, Inc. REIT	6,302	108,147
Blackstone Mortgage Trust, Inc. — Class A REIT	4,056	94,667
Rithm Capital Corp. REIT	11,326	82,906
Marsh & McLennan Companies, Inc.	512	76,436
New York Community Bancorp, Inc.	7,401	63,130
AGNC Investment Corp. REIT	4,128	34,758
Comerica, Inc.	409	29,080
Mid-America Apartment Communities, Inc. REIT	30	4,652
Total Financial		3,533,556

Technology - 21.4%
Microsoft Corp.	4,422	1,029,884
Apple, Inc.	6,695	925,249
Accenture plc — Class A	934	240,318
Broadcom, Inc.	533	236,657
QUALCOMM, Inc.	1,805	203,929
Electronic Arts, Inc.	1,536	177,731
Applied Materials, Inc.	2,168	177,624
KLA Corp.	571	172,802
Intuit, Inc.	436	168,871
Monolithic Power Systems, Inc.	428	155,535
Total Technology		3,488,600

Consumer, Non-cyclical - 17.7%
Procter & Gamble Co.	2,468	311,585
Eli Lilly & Co.	957	309,446
AbbVie, Inc.	2,150	288,552
Merck & Company, Inc.	3,320	285,918
Pfizer, Inc.	6,461	282,733
Danaher Corp.	945	244,084
Estee Lauder Companies, Inc. — Class A	830	179,197
Sysco Corp.	2,413	170,623
Bunge Ltd.	1,947	160,764
Bristol-Myers Squibb Co.	2,074	147,441
West Pharmaceutical Services, Inc.	526	129,438
PepsiCo, Inc.	711	116,078
Humana, Inc.	188	91,216
McKesson Corp.	229	77,830
UnitedHealth Group, Inc.	109	55,049
Johnson & Johnson	179	29,242
Mondelez International, Inc. — Class A	317	17,381
Total Consumer, Non-cyclical		2,896,577

Consumer, Cyclical - 12.2%
Home Depot, Inc.	1,109	306,017
Walmart, Inc.	1,990	258,103
Dollar General Corp.	845	202,682
TJX Companies, Inc.	3,228	200,523
NIKE, Inc. — Class B	2,255	187,436
Target Corp.	1,244	184,597
Lowe’s Companies, Inc.	768	144,238
Watsco, Inc.	499	128,472
WW Grainger, Inc.	258	126,211
Costco Wholesale Corp.	265	125,152
Thor Industries, Inc.	1,313	91,884
Cummins, Inc.	158	32,155
Total Consumer, Cyclical		1,987,470

Industrial - 6.8%
Deere & Co.	623	208,014
Union Pacific Corp.	1,067	207,873
United Parcel Service, Inc. — Class B	1,246	201,279
Eaton Corporation plc	1,440	192,038
Caterpillar, Inc.	1,107	181,637
Republic Services, Inc. — Class A	478	65,027
Agilent Technologies, Inc.	399	48,498
Total Industrial		1,104,366

Energy - 6.1%
Exxon Mobil Corp.	3,914	341,731
Pioneer Natural Resources Co.	873	189,031
EOG Resources, Inc.	1,548	172,958
Valero Energy Corp.	1,532	163,694
HF Sinclair Corp.	1,853	99,766
ConocoPhillips	342	35,000
Total Energy		1,002,180

Communications - 5.5%
Comcast Corp. — Class A	6,601	193,607
AT&T, Inc.	11,457	175,750
eBay, Inc.	4,294	158,062
Fox Corp. — Class A	4,989	153,063
Paramount Global — Class B	7,921	150,816
CDW Corp.	456	71,173
Fox Corp. — Class B	21	598
Total Communications		903,069

Utilities - 5.3%
NextEra Energy, Inc.	2,981	233,740
Eversource Energy	2,150	167,614
Evergy, Inc.	2,699	160,321
Vistra Corp.	7,515	157,815

20 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2022
RBP® DIVIDEND FUND

	Shares	Value
UGI Corp.	4,023	$130,063
AES Corp.	638	14,419
Total Utilities		863,972

Basic Materials - 0.8%
Freeport-McMoRan, Inc.	4,550	124,352

Total Common Stocks
(Cost $18,548,140)		15,904,142

EXCHANGE-TRADED FUNDS† - 2.2%
Vanguard High Dividend Yield ETF	2,299	218,129
iShares Select Dividend ETF	1,379	147,857
Total Exchange-Traded Funds
(Cost $393,582)		365,986

Total Investments - 99.6%
(Cost $18,941,722)		$16,270,128
Other Assets & Liabilities, net - 0.4%		65,486
Total Net Assets - 100.0%		$16,335,614

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,904,142	$—	$—	$15,904,142
Exchange-Traded Funds	365,986	—	—	365,986
Total Assets	$16,270,128	$—	$—	$16,270,128

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

Assets:
Investments, at value (cost $18,941,722)	$16,270,128
Prepaid expenses	24,545
Receivables:
Securities sold	1,438,002
Dividends	20,531
Investment Adviser	5,975
Total assets	17,759,181

Liabilities:
Overdraft due to custodian bank	1,367,560
Payable for:
Fund shares redeemed	9,169
Fund accounting/administration fees	4,413
Distribution and service fees	3,701
Transfer agent/maintenance fees	3,090
Trustees’ fees*	2,805
Distributions to shareholders	357
Miscellaneous	32,472
Total liabilities	1,423,567
Net assets	$16,335,614

Net assets consist of:
Paid in capital	$19,333,234
Total distributable earnings (loss)	(2,997,620)
Net assets	$16,335,614

A-Class:
Net assets	$8,103,280
Capital shares outstanding	758,251
Net asset value per share	$10.69
Maximum offering price per share (Net asset value divided by 95.25%)	$11.22

C-Class:
Net assets	$834,490
Capital shares outstanding	77,034
Net asset value per share	$10.83

P-Class:
Net assets	$784,172
Capital shares outstanding	72,445
Net asset value per share	$10.82

Institutional Class:
Net assets	$6,613,672
Capital shares outstanding	642,422
Net asset value per share	$10.29

STATEMENT OF OPERATIONS
Year Ended September 30, 2022

Investment Income:
Dividends	$493,310
Total investment income	493,310

Expenses:
Management fees	182,149
Distribution and service fees:
A-Class	35,265
C-Class	14,651
P-Class	3,057
Transfer agent/maintenance fees:
A-Class	11,938
C-Class	2,862
P-Class	2,983
Institutional Class	11,875
Registration fees	63,534
Professional fees	55,880
Fund accounting/administration fees	29,658
Trustees’ fees*	14,232
Custodian fees	7,686
Line of credit fees	765
Miscellaneous	11,349
Total expenses	447,884
Less:
Expenses reimbursed by Adviser:
A-Class	(23,434)
C-Class	(3,400)
P-Class	(3,486)
Institutional Class	(16,193)
Expenses waived by Adviser	(124,169)
Earnings credits applied	(194)
Total waived/reimbursed expenses	(170,876)
Net expenses	277,008
Net investment income	216,302

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(201,687)
Net realized loss	(201,687)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,021,832)
Net change in unrealized appreciation (depreciation)	(3,021,832)
Net realized and unrealized loss	(3,223,519)
Net decrease in net assets resulting from operations	$(3,007,217)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$216,302	$445,464
Net realized gain (loss) on investments	(201,687)	5,408,290
Net change in unrealized appreciation (depreciation) on investments	(3,021,832)	516,532
Net increase (decrease) in net assets resulting from operations	(3,007,217)	6,370,286

Distributions to shareholders
A-Class	(1,834,203)	(274,525)
C-Class	(264,222)	(54,789)
P-Class	(225,153)	(43,644)
Institutional Class	(1,722,168)	(323,698)
Return of capital
A-Class	(32,948)	—
C-Class	(4,746)	—
P-Class	(4,044)	—
Institutional Class	(30,936)	—
Total distributions to shareholders	(4,118,420)	(696,656)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,412,013	5,081,734
C-Class	291,601	237,326
P-Class	119,455	1,475,973
Institutional Class	1,036,840	2,445,143
Distributions reinvested
A-Class	1,856,196	272,584
C-Class	267,192	54,514
P-Class	228,813	42,814
Institutional Class	1,748,080	322,048
Cost of shares redeemed
A-Class	(2,998,436)	(1,209,248)
C-Class	(1,659,939)	(2,907,298)
P-Class	(752,512)	(1,419,233)
Institutional Class	(3,271,612)	(1,867,827)
Net increase (decrease) from capital share transactions	(1,722,309)	2,528,530
Net increase (decrease) in net assets	(8,847,946)	8,202,160

Net assets:
Beginning of year	25,183,560	16,981,400
End of year	$16,335,614	$25,183,560

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 23

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Year Ended September 30, 2022	Year Ended September 30, 2021
Capital share activity:
Shares sold
A-Class	100,195	340,211
C-Class	22,625	16,404
P-Class	8,869	99,128
Institutional Class	76,424	173,608
Shares issued from reinvestment of distributions
A-Class	134,150	19,166
C-Class	18,923	3,710
P-Class	16,280	2,972
Institutional Class	131,210	23,601
Shares redeemed
A-Class	(248,948)	(84,169)
C-Class	(119,032)	(201,743)
P-Class	(56,280)	(99,278)
Institutional Class	(279,603)	(140,564)
Net increase (decrease) in shares	(195,187)	153,046

24 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.59	$10.76	$12.00	$12.55	$12.82
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.27	.30	.29	.23
Net gain (loss) on investments (realized and unrealized)	(1.65)	3.99	(.91)	.05	1.37
Total from investment operations	(1.54)	4.26	(.61)	.34	1.60
Less distributions from:
Net investment income	(.09)	(.43)	(.31)	(.32)	(.34)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	(.04)	—	(.11)	—	—
Total distributions	(2.36)	(.43)	(.63)	(.89)	(1.87)
Net asset value, end of period	$10.69	$14.59	$10.76	$12.00	$12.55

Total Return[b]	(14.13%)	39.75%	(5.16%)	3.41%	13.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,103	$11,274	$5,357	$5,860	$5,775
Ratios to average net assets:
Net investment income (loss)	0.85%	1.89%	2.73%	2.49%	1.84%
Total expenses[c]	1.92%	1.91%	2.04%	1.95%	2.08%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	70%	157%	114%	110%	97%

C-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.76	$10.86	$12.06	$12.53	$12.74
Income (loss) from investment operations:
Net investment income (loss)[a]	—	.20	.22	.20	.14
Net gain (loss) on investments (realized and unrealized)	(1.66)	3.99	(.92)	.07	1.35
Total from investment operations	(1.66)	4.19	(.70)	.27	1.49
Less distributions from:
Net investment income	— [h]	(.29)	(.18)	(.17)	(.17)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	(.04)	—	(.11)	—	—
Total distributions	(2.27)	(.29)	(.50)	(.74)	(1.70)
Net asset value, end of period	$10.83	$14.76	$10.86	$12.06	$12.53

Total Return[b]	(14.78%)	38.60%	(5.84%)	2.66%	12.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$834	$2,281	$3,651	$5,223	$5,976
Ratios to average net assets:
Net investment income (loss)	0.02%	1.42%	1.92%	1.75%	1.10%
Total expenses[c]	2.67%	2.70%	2.80%	2.64%	2.77%
Net expenses[d,e,f]	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	70%	157%	114%	110%	97%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 25

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.74	$10.84	$12.13	$12.67	$12.88
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.27	.30	.29	.23
Net gain (loss) on investments (realized and unrealized)	(1.68)	4.02	(.92)	.06	1.37
Total from investment operations	(1.57)	4.29	(.62)	.35	1.60
Less distributions from:
Net investment income	(.08)	(.39)	(.35)	(.32)	(.28)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	(.04)	—	(.11)	—	—
Total distributions	(2.35)	(.39)	(.67)	(.89)	(1.81)
Net asset value, end of period	$10.82	$14.74	$10.84	$12.13	$12.67

Total Return	(14.18%)	39.72%	(5.13%)	3.43%	13.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$784	$1,527	$1,093	$1,444	$1,829
Ratios to average net assets:
Net investment income (loss)	0.80%	1.87%	2.60%	2.50%	1.84%
Total expenses[c]	1.98%	1.93%	2.06%	2.06%	2.04%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	70%	157%	114%	110%	97%

26 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.14	$10.46	$11.70	$12.28	$12.59
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.30	.32	.31	.25
Net gain (loss) on investments (realized and unrealized)	(1.59)	3.86	(.88)	.05	1.35
Total from investment operations	(1.45)	4.16	(.56)	.36	1.60
Less distributions from:
Net investment income	(.13)	(.48)	(.36)	(.37)	(.38)
Net realized gains	(2.23)	—	(.21)	(.57)	(1.53)
Return of capital	(.04)	—	(.11)	—	—
Total distributions	(2.40)	(.48)	(.68)	(.94)	(1.91)
Net asset value, end of period	$10.29	$14.14	$10.46	$11.70	$12.28

Total Return	(13.97%)	40.06%	(4.88%)	3.66%	13.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,614	$10,101	$6,882	$8,979	$5,203
Ratios to average net assets:
Net investment income (loss)	1.08%	2.22%	2.94%	2.76%	2.08%
Total expenses[c]	1.62%	1.62%	1.80%	1.62%	1.78%
Net expenses[d,e,f]	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	70%	157%	114%	110%	97%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	0.00%[g]	—	—
C-Class	—	—	0.00%[g]	—	—
P-Class	—	—	—	—	—
Institutional Class	—	—	—	—	—

[g]	Less than 0.01%

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.19%	1.20%	1.20%	1.21%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%
P-Class	1.20%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.94%	0.95%	0.95%	0.96%	0.95%

[h]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 27

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2022

To Our Shareholders

Guggenheim RBP® Large-Cap Defensive Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Burak Hurmeydan, Ph.D., Director and Portfolio Manager; and Douglas Makin, Director and Portfolio Manager. In the subsequent paragraphs, the investment team discusses the Fund’s performance and the market environment for the 12-month period ended September 30, 2022 (the “Reporting Period”).

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim RBP® Large-Cap Defensive Index SM (the “Defensive Index” or “Index”). The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Index.

For the Reporting Period, Guggenheim RBP® Large-Cap Defensive Fund returned -17.94%1, underperforming the Dow Jones U.S. Large-Cap Total Stock Market Index, the Fund’s benchmark, which returned -17.36%, and underperforming the Index, which returned -17.18% for the same period.

What factors contributed or detracted from the Fund’s performance during the Reporting Period?

The Fund slightly lagged the returns of the benchmark by 0.58% for the Reporting Period. The Fund’s leading positive sector contributors were the Information Technology and Consumer Staples sectors. The Information Technology sector was underweight relative to the benchmark but provided both strong allocation and selection contributions, led by a holding in Arista Networks, Inc. The Consumer Staples sector outperformed the benchmark primarily by being overweight, with selection also being a positive contributor, led by investments in Hershey Co. and Constellation Brands, Inc. The sectors detracting the most from performance included the Energy and Consumer Discretionary sectors. The Fund had no exposure to the Energy sector, which negatively impacted results. The Consumer Discretionary sector underperformance was led by an underweight exposure to Tesla, Inc. and overweight to Garmin Ltd.

How was the Fund positioned at the end of the Reporting Period?

At the end of the Reporting Period, the portfolio sector weightings with the greatest excess to the benchmark were Utilities, Health Care, and Consumer Staples. The largest portfolio sector underweights were in Energy and Information Technology. The portfolio has high quality characteristics compared to the benchmark, with higher exposures to more profitable, less leveraged, and less volatile companies.

Performance displayed represents past performance which is no guarantee of future results.

[1]

Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fund performance will lag that of the RBP Index due to fund expenses.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

28 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	7.8%
Microsoft Corp.	6.7%
Alphabet, Inc. — Class C	4.7%
Amazon.com, Inc.	4.3%
Eli Lilly & Co.	2.5%
Home Depot, Inc.	2.3%
Procter & Gamble Co.	2.3%
Visa, Inc. — Class A	2.2%
Merck & Company, Inc.	2.2%
AbbVie, Inc.	2.1%
Top Ten Total	37.1%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2022

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2022

	1 Year	5 Year	10 Year
A-Class Shares	(17.94%)	4.33%	7.98%
A-Class Shares with sales charge‡	(21.87%)	3.32%	7.34%
C-Class Shares	(18.60%)	3.55%	7.23%
C-Class Shares with CDSC§	(19.23%)	3.55%	7.23%
P-Class Shares**	(17.97%)	4.33%	8.04%
Institutional Class Shares	(17.68%)	4.60%	8.31%
Guggenheim RBP Large-Cap Defensive IndexSM	(17.18%)	5.58%	9.46%
Dow Jones U.S. Large-Cap Total Stock Market Index	(17.36%)	9.06%	11.59%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The first graph is based on A-Class shares only. The second graph is based on P-Class shares only. Performance for C-Class shares and Institutional Class shares will vary due to differences in fee structure.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

30 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2022
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 96.1%

Consumer, Non-cyclical - 30.1%
Eli Lilly & Co.	655	$211,794
Procter & Gamble Co.	1,532	193,415
Merck & Company, Inc.	2,147	184,900
AbbVie, Inc.	1,351	181,318
Abbott Laboratories	1,636	158,299
Vertex Pharmaceuticals, Inc.*	540	156,352
Regeneron Pharmaceuticals, Inc.*	218	150,174
McKesson Corp.	428	145,464
Hershey Co.	650	143,306
Mondelez International, Inc. — Class A	2,498	136,965
Pfizer, Inc.	3,122	136,619
Constellation Brands, Inc. — Class A	587	134,822
AmerisourceBergen Corp. — Class A	929	125,721
Verisk Analytics, Inc. — Class A	724	123,464
US Foods Holding Corp.*	4,444	117,499
West Pharmaceutical Services, Inc.	368	90,558
Estee Lauder Companies, Inc. — Class A	298	64,338
Waters Corp.*	195	52,558
S&P Global, Inc.	157	47,940
Total Consumer, Non-cyclical		2,555,506

Technology - 19.5%
Apple, Inc.	4,814	665,295
Microsoft Corp.	2,448	570,139
QUALCOMM, Inc.	1,103	124,617
Electronic Arts, Inc.	1,046	121,033
Adobe, Inc.*	371	102,099
Advanced Micro Devices, Inc.*	1,108	70,203
Total Technology		1,653,386

Communications - 16.6%
Alphabet, Inc. — Class C*	4,161	400,081
Amazon.com, Inc.*	3,196	361,148
Walt Disney Co.*	1,716	161,870
Arista Networks, Inc.*	1,216	137,274
FactSet Research Systems, Inc.	326	130,436
eBay, Inc.	3,189	117,387
Liberty Media Corporation-Liberty Formula One — Class C*	1,642	96,057
Total Communications		1,404,253

Financial - 12.3%
Visa, Inc. — Class A	1,042	185,111
Marsh & McLennan Companies, Inc.	989	147,648
Progressive Corp.	1,265	147,006
Prologis, Inc. REIT	1,254	127,406
Public Storage REIT	417	122,102
Equitable Holdings, Inc.	4,596	121,105
Everest Re Group Ltd.	349	91,591
Bank of America Corp.	1,639	49,498
Mastercard, Inc. — Class A	144	40,945
AGNC Investment Corp. REIT	867	7,300
Total Financial		1,039,712

Utilities - 7.4%
NextEra Energy, Inc.	2,045	160,348
Duke Energy Corp.	1,404	130,600
American Electric Power Company, Inc.	1,433	123,883
Evergy, Inc.	2,009	119,335
Vistra Corp.	4,623	97,083
Total Utilities		631,249

Consumer, Cyclical - 5.3%
Home Depot, Inc.	716	197,573
Lululemon Athletica, Inc.*	427	119,372
Domino’s Pizza, Inc.	261	80,962
Tesla, Inc.*	190	50,398
Total Consumer, Cyclical		448,305

Industrial - 4.9%
Northrop Grumman Corp.	318	149,562
Illinois Tool Works, Inc.	734	132,597
Snap-on, Inc.	294	59,197
Union Pacific Corp.	300	58,446
United Parcel Service, Inc. — Class B	81	13,084
Total Industrial		412,886

Total Common Stocks
(Cost $9,195,584)		8,145,297

EXCHANGE-TRADED FUNDS† - 3.3%
SPDR S&P 500 ETF Trust	396	141,443
Vanguard S&P 500 ETF	429	140,841
Total Exchange-Traded Funds
(Cost $308,501)		282,284

Total Investments - 99.4%
(Cost $9,504,085)		$8,427,581
Other Assets & Liabilities, net - 0.6%		46,738
Total Net Assets - 100.0%		$8,474,319

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2022
RBP® LARGE-CAP DEFENSIVE FUND

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,145,297	$—	$—	$8,145,297
Exchange-Traded Funds	282,284	—	—	282,284
Total Assets	$8,427,581	$—	$—	$8,427,581

32 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

Assets:
Investments, at value (cost $9,504,085)	$8,427,581
Prepaid expenses	30,630
Receivables:
Securities sold	266,686
Investment Adviser	10,026
Dividends	4,514
Fund shares sold	198
Total assets	8,739,635

Liabilities:
Overdraft due to custodian bank	221,723
Payable for:
Professional fees	28,943
Fund accounting/administration fees	4,340
Transfer agent/maintenance fees	2,757
Distribution and service fees	2,750
Trustees’ fees*	1,069
Miscellaneous	3,734
Total liabilities	265,316
Net assets	$8,474,319

Net assets consist of:
Paid in capital	$9,842,119
Total distributable earnings (loss)	(1,367,800)
Net assets	$8,474,319

A-Class:
Net assets	$3,470,972
Capital shares outstanding	444,914
Net asset value per share	$7.80
Maximum offering price per share (Net asset value divided by 95.25%)	$8.19

C-Class:
Net assets	$1,091,618
Capital shares outstanding	150,048
Net asset value per share	$7.28

P-Class:
Net assets	$285,660
Capital shares outstanding	35,050
Net asset value per share	$8.15

Institutional Class:
Net assets	$3,626,069
Capital shares outstanding	438,624
Net asset value per share	$8.27

STATEMENT OF OPERATIONS
Year Ended September 30, 2022

Investment Income:
Dividends	$134,325
Total investment income	134,325

Expenses:
Management fees	79,782
Distribution and service fees:
A-Class	13,264
C-Class	14,894
P-Class	846
Transfer agent/maintenance fees:
A-Class	10,646
C-Class	3,770
P-Class	1,224
Institutional Class	10,467
Registration fees	63,733
Professional fees	43,054
Fund accounting/administration fees	28,614
Trustees’ fees*	12,319
Custodian fees	4,034
Line of credit fees	335
Miscellaneous	10,253
Total expenses	297,235
Less:
Expenses reimbursed by Adviser:
A-Class	(38,295)
C-Class	(12,622)
P-Class	(3,207)
Institutional Class	(35,825)
Expenses waived by Adviser	(79,780)
Earnings credits applied	(64)
Total waived/reimbursed expenses	(169,793)
Net expenses	127,442
Net investment income	6,883

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(296,542)
Net realized loss	(296,542)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,578,553)
Net change in unrealized appreciation (depreciation)	(1,578,553)
Net realized and unrealized loss	(1,875,095)
Net decrease in net assets resulting from operations	$(1,868,212)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$6,883	$(2,391)
Net realized gain (loss) on investments	(296,542)	2,894,235
Net change in unrealized appreciation (depreciation) on investments	(1,578,553)	(933,202)
Net increase (decrease) in net assets resulting from operations	(1,868,212)	1,958,642

Distributions to shareholders:
A-Class	(1,151,650)	(94,997)
C-Class	(309,390)	(57,734)
P-Class	(76,384)	(7,242)
Institutional Class	(1,047,012)	(111,051)
Total distributions to shareholders	(2,584,436)	(271,024)

Capital share transactions:
Proceeds from sale of shares
A-Class	960,741	1,657,186
C-Class	1,200,914	230,320
P-Class	24,317	38,598
Institutional Class	226,621	725,013
Distributions reinvested
A-Class	1,091,588	89,656
C-Class	309,390	56,578
P-Class	76,384	7,242
Institutional Class	1,036,737	109,985
Cost of shares redeemed
A-Class	(1,165,677)	(1,632,275)
C-Class	(1,343,554)	(1,709,438)
P-Class	(2,503)	(86,918)
Institutional Class	(524,713)	(2,339,934)
Net increase (decrease) from capital share transactions	1,890,245	(2,853,987)
Net decrease in net assets	(2,562,403)	(1,166,369)

Net assets:
Beginning of year	11,036,722	12,203,091
End of year	$8,474,319	$11,036,722

Capital share activity:
Shares sold
A-Class	90,759	138,102
C-Class	134,858	19,806
P-Class	2,310	3,075
Institutional Class	25,387	61,053
Shares issued from reinvestment of distributions
A-Class	104,159	8,113
C-Class	31,474	5,337
P-Class	6,976	633
Institutional Class	93,568	9,547
Shares redeemed
A-Class	(119,868)	(141,601)
C-Class	(149,215)	(151,051)
P-Class	(263)	(7,098)
Institutional Class	(48,717)	(202,465)
Net increase (decrease) in shares	171,428	(256,549)

34 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.15	$10.46	$11.06	$12.09	$11.77
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	—	.06	.06	.04
Net gain (loss) on investments (realized and unrealized)	(1.44)	1.96	.11	.65	1.64
Total from investment operations	(1.43)	1.96	.17	.71	1.68
Less distributions from:
Net investment income	—	(.03)	(.05)	(.03)	(.04)
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(2.92)	(.27)	(.77)	(1.74)	(1.36)
Net asset value, end of period	$7.80	$12.15	$10.46	$11.06	$12.09

Total Return[b]	(17.94%)	18.97%	1.40%	8.35%	15.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,471	$4,494	$3,821	$4,698	$4,200
Ratios to average net assets:
Net investment income (loss)	0.06%	0.01%	0.56%	0.54%	0.37%
Total expenses[c]	2.81%	2.70%	2.48%	2.26%	2.06%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	79%	123%	100%	96%	117%

C-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$11.58	$10.03	$10.65	$11.76	$11.52
Income (loss) from investment operations:
Net investment income (loss)[a]	(.06)	(.08)	(.02)	(.02)	(.04)
Net gain (loss) on investments (realized and unrealized)	(1.32)	1.87	.12	.62	1.60
Total from investment operations	(1.38)	1.79	.10	.60	1.56
Less distributions from:
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Net asset value, end of period	$7.28	$11.58	$10.03	$10.65	$11.76

Total Return[b]	(18.60%)	18.03%	0.74%	7.44%	14.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,092	$1,539	$2,595	$3,882	$5,142
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.70%)	(0.19%)	(0.20%)	(0.36%)
Total expenses[c]	3.54%	3.41%	3.22%	2.94%	2.73%
Net expenses[d,e,f]	1.95%	1.95%	1.96%	1.97%	1.95%
Portfolio turnover rate	79%	123%	100%	96%	117%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 35

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.58	$10.82	$11.41	$12.41	$12.05
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	—	.06	.06	.04
Net gain (loss) on investments (realized and unrealized)	(1.52)	2.03	.12	.67	1.69
Total from investment operations	(1.51)	2.03	.18	.73	1.73
Less distributions from:
Net investment income	—	(.03)	(.05)	(.02)	(.05)
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(2.92)	(.27)	(.77)	(1.73)	(1.37)
Net asset value, end of period	$8.15	$12.58	$10.82	$11.41	$12.41

Total Return	(17.97%)	18.98%	1.44%	8.26%	15.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$286	$327	$318	$443	$585
Ratios to average net assets:
Net investment income (loss)	0.07%	0.01%	0.56%	0.53%	0.36%
Total expenses[c]	2.89%	2.76%	2.54%	2.30%	1.98%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.20%
Portfolio turnover rate	79%	123%	100%	96%	117%

36 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.69	$10.93	$11.52	$12.52	$12.16
Income (loss) from investment operations:
Net investment income (loss)[a]	.03	.03	.09	.09	.08
Net gain (loss) on investments (realized and unrealized)	(1.53)	2.04	.12	.68	1.68
Total from investment operations	(1.50)	2.07	.21	.77	1.76
Less distributions from:
Net investment income	—	(.07)	(.08)	(.06)	(.08)
Net realized gains	(2.92)	(.24)	(.72)	(1.71)	(1.32)
Total distributions	(2.92)	(.31)	(.80)	(1.77)	(1.40)
Net asset value, end of period	$8.27	$12.69	$10.93	$11.52	$12.52

Total Return	(17.68%)	19.23%	1.69%	8.62%	15.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,626	$4,676	$5,468	$6,286	$8,590
Ratios to average net assets:
Net investment income (loss)	0.31%	0.26%	0.81%	0.80%	0.64%
Total expenses[c]	2.51%	2.40%	2.23%	1.97%	1.70%
Net expenses[d,e,f]	0.95%	0.95%	0.96%	0.97%	0.95%
Portfolio turnover rate	79%	123%	100%	96%	117%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	—	—
C-Class	—	—	0.00%[g]	—	—
P-Class	—	—	—	—	—
Institutional Class	—	—	—	—	—

[g]	Less than 0.01%

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.94%	1.95%	1.96%	1.96%	1.95%
P-Class	1.19%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.94%	0.95%	0.96%	0.96%	1.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 37

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2022

To Our Shareholders

Guggenheim RBP® Large-Cap Market Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Burak Hurmeydan, Ph.D., Director and Portfolio Manager; and Douglas Makin, Director and Portfolio Manager. In the subsequent paragraphs, the investment team discusses the Fund’s performance and the market environment for the 12-month period ended September 30, 2022 (the “Reporting Period”).

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”). The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Index.

For the Reporting Period, Guggenheim RBP® Large-Cap Market Fund returned -18.71%1, underperforming the Dow Jones U.S. Large-Cap Total Stock Market Index, the Fund’s benchmark, which returned -17.36%, and underperforming the Index, which returned -17.86% for the same period.

What factors contributed or detracted from the Fund’s performance during the Reporting Period?

The Fund underperformed the benchmark by 1.35% for the Reporting Period, mostly due to security selection, as sector exposures were largely in line with the benchmark. The Fund’s leading sector contributors were the Utilities and Materials sectors. The Utilities sector benefited from strong selection, led by holdings in Constellation Energy Corp. and Sempra Energy. The Materials sector outperformed the benchmark by security selection, benefitting from positions in Corteva, Inc. and FMC Corp. Sectors detracting most from performance included Communication Services and Information Technology. Overweight positions in Netflix, Inc, Meta Platforms, Inc, and Salesforce, Inc. were the biggest negative contributors.

How was the Fund positioned at the end of the Reporting Period?

At the end of the Reporting Period, the portfolio sector weightings were neutral to the benchmark, with slight overweights to Consumer Staples and Communication Services, and minor underweights to Health Care and Financials. The portfolio has a higher exposure to larger companies relative to the benchmark, with slight tilts toward more profitable companies and less exposure to high dividend-paying companies.

Performance displayed represents past performance which is no guarantee of future results.

[1]

Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fund performance will lag that of the RBP Index due to fund expenses.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

38 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Microsoft Corp.	6.1%
Apple, Inc.	5.4%
Amazon.com, Inc.	3.9%
Tesla, Inc.	2.9%
Alphabet, Inc. — Class C	2.6%
Exxon Mobil Corp.	2.1%
Eli Lilly & Co.	1.9%
Procter & Gamble Co.	1.8%
Home Depot, Inc.	1.8%
Visa, Inc. — Class A	1.8%
Top Ten Total	30.3%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2022

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2022

	1 Year	5 Year	10 Year
A Class Shares	(18.71%)	6.70%	9.65%
A-Class Shares with sales charge‡	(22.56%)	5.66%	9.00%
C Class Shares	(19.30%)	5.90%	8.89%
C-Class Shares with CDSC§	(19.93%)	5.90%	8.89%
P Class Shares**	(18.72%)	6.67%	9.70%
Institutional Class Shares	(18.56%)	6.95%	9.98%
Guggenheim RBP Large-Cap Market IndexSM	(17.86%)	8.08%	11.19%
Dow Jones U.S. Large-Cap Total Stock Market Index	(17.36%)	9.06%	11.59%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The first graph is based on A-Class shares only. The second graph is based on P-Class shares only. Performance for C-Class shares and Institutional Class shares will vary due to differences in fee structure.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2022
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 96.9%

Consumer, Non-cyclical - 22.0%
Eli Lilly & Co.	609	$196,920
Procter & Gamble Co.	1,499	189,249
AbbVie, Inc.	1,330	178,499
Pfizer, Inc.	4,071	178,147
Danaher Corp.	601	155,233
Bristol-Myers Squibb Co.	1,996	141,896
Mondelez International, Inc. — Class A	2,177	119,365
Corteva, Inc.	2,070	118,301
McKesson Corp.	345	117,255
Jazz Pharmaceuticals plc*	796	106,099
AmerisourceBergen Corp. — Class A	751	101,633
Sysco Corp.	1,408	99,560
PayPal Holdings, Inc.*	1,079	92,869
Constellation Brands, Inc. — Class A	391	89,805
IQVIA Holdings, Inc.*	490	88,758
Equifax, Inc.	444	76,115
West Pharmaceutical Services, Inc.	303	74,562
PepsiCo, Inc.	397	64,814
UnitedHealth Group, Inc.	69	34,848
US Foods Holding Corp.*	1,027	27,154
FleetCor Technologies, Inc.*	117	20,612
Johnson & Johnson	123	20,093
Estee Lauder Companies, Inc. — Class A	27	5,829
Total Consumer, Non-cyclical		2,297,616

Technology - 21.2%
Microsoft Corp.	2,741	638,379
Apple, Inc.	4,092	565,514
Broadcom, Inc.	340	150,963
Salesforce, Inc.*	934	134,347
QUALCOMM, Inc.	1,174	132,639
Adobe, Inc.*	440	121,088
Applied Materials, Inc.	1,419	116,259
Electronic Arts, Inc.	954	110,387
NXP Semiconductor N.V.	714	105,322
Advanced Micro Devices, Inc.*	1,430	90,605
Accenture plc — Class A	196	50,431
Total Technology		2,215,934

Financial - 14.0%
Visa, Inc. — Class A	1,046	185,822
Marsh & McLennan Companies, Inc.	847	126,449
Chubb Ltd.	693	126,043
American Tower Corp. — Class A REIT	586	125,814
Citigroup, Inc.	2,881	120,051
Travelers Companies, Inc.	738	113,061
American International Group, Inc.	2,354	111,768
Prologis, Inc. REIT	1,078	109,525
First Republic Bank	797	104,049
Equitable Holdings, Inc.	3,885	102,370
W R Berkley Corp.	1,394	90,024
Apollo Global Management, Inc.	1,407	65,425
Berkshire Hathaway, Inc. — Class B*	158	42,189
MetLife, Inc.	360	21,881
Mid-America Apartment Communities, Inc. REIT	103	15,972
Total Financial		1,460,443

Communications - 12.8%
Amazon.com, Inc.*	3,629	410,077
Alphabet, Inc. — Class C*	2,823	271,432
Meta Platforms, Inc. — Class A*	1,119	151,826
Walt Disney Co.*	1,570	148,098
T-Mobile US, Inc.*	944	126,656
CDW Corp.	698	108,944
Comcast Corp. — Class A	2,458	72,093
FactSet Research Systems, Inc.	62	24,807
eBay, Inc.	456	16,785
Total Communications		1,330,718

Consumer, Cyclical - 9.4%
Tesla, Inc.*	1,157	306,894
Home Depot, Inc.	677	186,811
Walmart, Inc.	1,250	162,125
Target Corp.	809	120,048
NIKE, Inc. — Class B	1,433	119,111
Starbucks Corp.	977	82,322
Total Consumer, Cyclical		977,311

Industrial - 9.0%
Northrop Grumman Corp.	270	126,986
Eaton Corporation plc	916	122,158
Caterpillar, Inc.	692	113,543
Keysight Technologies, Inc.*	705	110,939
Axon Enterprise, Inc.*	950	109,962
FedEx Corp.	622	92,348
Generac Holdings, Inc.*	504	89,783
Union Pacific Corp.	424	82,604
Illinois Tool Works, Inc.	311	56,182
Fortune Brands Home & Security, Inc.	643	34,523
Total Industrial		939,028

Energy - 4.6%
Exxon Mobil Corp.	2,481	216,616
Cheniere Energy, Inc.	763	126,589
EOG Resources, Inc.	688	76,870
ConocoPhillips	631	64,577
Total Energy		484,652

Utilities - 3.0%
NextEra Energy, Inc.	1,838	144,118
Vistra Corp.	4,338	91,098
Constellation Energy Corp.	953	79,280
Total Utilities		314,496

Basic Materials - 0.9%
FMC Corp.	922	97,455

Total Common Stocks
(Cost $11,183,112)		10,117,653

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2022
RBP® LARGE-CAP MARKET FUND

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.5%
SPDR S&P 500 ETF Trust	370	$132,157
Vanguard S&P 500 ETF	395	129,678
Total Exchange-Traded Funds
(Cost $281,488)		261,835

Total Investments - 99.4%
(Cost $11,464,600)		$10,379,488
Other Assets & Liabilities, net - 0.6%		60,451
Total Net Assets - 100.0%		$10,439,939

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,117,653	$—	$—	$10,117,653
Exchange-Traded Funds	261,835	—	—	261,835
Total Assets	$10,379,488	$—	$—	$10,379,488

42 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022

Assets:
Investments, at value (cost $11,464,600)	$10,379,488
Cash	66,939
Prepaid expenses	30,592
Receivables:
Investment Adviser	8,439
Dividends	5,871
Total assets	10,491,329

Liabilities:
Payable for:
Professional fees	25,550
Fund shares redeemed	10,005
Fund accounting/administration fees	4,343
Distribution and service fees	3,777
Transfer agent/maintenance fees	2,644
Trustees’ fees*	938
Miscellaneous	4,133
Total liabilities	51,390
Net assets	$10,439,939

Net assets consist of:
Paid in capital	$11,204,808
Total distributable earnings (loss)	(764,869)
Net assets	$10,439,939

A-Class:
Net assets	$5,613,585
Capital shares outstanding	649,741
Net asset value per share	$8.64
Maximum offering price per share (Net asset value divided by 95.25%)	$9.07

C-Class:
Net assets	$1,833,850
Capital shares outstanding	237,925
Net asset value per share	$7.71

P-Class:
Net assets	$133,712
Capital shares outstanding	14,805
Net asset value per share	$9.03

Institutional Class:
Net assets	$2,858,792
Capital shares outstanding	300,193
Net asset value per share	$9.52

STATEMENT OF OPERATIONS
Year Ended September 30, 2022

Investment Income:
Dividends (net of foreign withholding tax of $339)	$172,544
Total investment income	172,544

Expenses:
Management fees	100,650
Distribution and service fees:
A-Class	21,609
C-Class	27,253
P-Class	395
Transfer agent/maintenance fees:
A-Class	13,105
C-Class	5,063
P-Class	664
Institutional Class	6,845
Registration fees	64,328
Professional fees	47,540
Fund accounting/administration fees	28,794
Trustees’ fees*	11,967
Custodian fees	2,948
Line of credit fees	431
Miscellaneous	10,139
Total expenses	341,731
Less:
Expenses reimbursed by Adviser:
A-Class	(37,981)
C-Class	(12,471)
P-Class	(1,135)
Institutional Class	(17,424)
Expenses waived by Adviser	(100,623)
Earnings credits applied	(130)
Total waived/reimbursed expenses	(169,764)
Net expenses	171,967
Net investment income	577

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	499,846
Net realized gain	499,846
Net change in unrealized appreciation (depreciation) on:
Investments	(2,953,655)
Net change in unrealized appreciation (depreciation)	(2,953,655)
Net realized and unrealized loss	(2,453,809)
Net decrease in net assets resulting from operations	$(2,453,232)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 43

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$577	$(40,975)
Net realized gain on investments	499,846	3,241,410
Net change in unrealized appreciation (depreciation) on investments	(2,953,655)	(267,497)
Net increase (decrease) in net assets resulting from operations	(2,453,232)	2,932,938

Distributions to shareholders:
A-Class	(1,517,760)	(217,350)
C-Class	(748,307)	(255,473)
P-Class	(32,243)	(6,321)
Institutional Class	(737,289)	(71,108)
Total distributions to shareholders	(3,035,599)	(550,252)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,089,498	2,334,646
C-Class	7,145	41,746
P-Class	18,655	96,307
Institutional Class	554,113	1,835,045
Distributions reinvested
A-Class	1,366,664	188,049
C-Class	741,163	254,181
P-Class	31,173	6,126
Institutional Class	724,849	68,828
Cost of shares redeemed
A-Class	(997,303)	(943,317)
C-Class	(1,070,785)	(2,718,115)
P-Class	(87,157)	(28,453)
Institutional Class	(502,928)	(459,269)
Net increase from capital share transactions	1,875,087	675,774
Net increase (decrease) in net assets	(3,613,744)	3,058,460

Net assets:
Beginning of year	14,053,683	10,995,223
End of year	$10,439,939	$14,053,683

Capital share activity:
Shares sold
A-Class	99,324	182,865
C-Class	694	3,559
P-Class	1,684	7,099
Institutional Class	41,684	133,301
Shares issued from reinvestment of distributions
A-Class	119,151	16,310
C-Class	72,027	23,844
P-Class	2,600	513
Institutional Class	57,437	5,542
Shares redeemed
A-Class	(93,004)	(76,042)
C-Class	(109,517)	(232,133)
P-Class	(6,314)	(2,359)
Institutional Class	(41,877)	(35,568)
Net increase in shares	143,889	26,931

44 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$13.30	$10.90	$10.71	$12.04	$11.36
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.01)	.02	.03	.01
Net gain (loss) on investments (realized and unrealized)	(1.79)	2.96	.88	.25	1.84
Total from investment operations	(1.78)	2.95	.90	.28	1.85
Less distributions from:
Net investment income	—	—	(.01)	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(2.88)	(.55)	(.71)	(1.61)	(1.17)
Net asset value, end of period	$8.64	$13.30	$10.90	$10.71	$12.04

Total Return[b]	(18.71%)	27.82%	8.57%	4.34%	17.47%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,614	$6,973	$4,372	$4,651	$4,280
Ratios to average net assets:
Net investment income (loss)	0.10%	(0.11%)	0.17%	0.32%	0.09%
Total expenses[c]	2.50%	2.48%	2.64%	2.29%	1.86%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	67%	105%	76%	81%	93%

C-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.23	$10.13	$10.07	$11.50	$10.98
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)	(.10)	(.06)	(.04)	(.07)
Net gain (loss) on investments (realized and unrealized)	(1.57)	2.75	.82	.22	1.76
Total from investment operations	(1.64)	2.65	.76	.18	1.69
Less distributions from:
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Net asset value, end of period	$7.71	$12.23	$10.13	$10.07	$11.50

Total Return[b]	(19.30%)	26.94%	7.69%	3.59%	16.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,834	$3,360	$4,859	$6,223	$9,672
Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.83%)	(0.57%)	(0.42%)	(0.66%)
Total expenses[c]	3.16%	3.22%	3.32%	2.92%	2.62%
Net expenses[d,e,f]	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	67%	105%	76%	81%	93%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 45

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$13.78	$11.28	$11.06	$12.37	$11.64
Income (loss) from investment operations:
Net investment income (loss)[a]	.01	(.01)	.02	.04	.01
Net gain (loss) on investments (realized and unrealized)	(1.88)	3.06	.91	.26	1.89
Total from investment operations	(1.87)	3.05	.93	.30	1.90
Less distributions from:
Net investment income	—	—	(.01)	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(2.88)	(.55)	(.71)	(1.61)	(1.17)
Net asset value, end of period	$9.03	$13.78	$11.28	$11.06	$12.37

Total Return	(18.72%)	27.76%	8.54%	4.39%	17.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$134	$232	$131	$154	$200
Ratios to average net assets:
Net investment income (loss)	0.09%	(0.10%)	0.17%	0.35%	0.08%
Total expenses[c]	2.67%	2.61%	2.79%	2.34%	1.97%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	67%	105%	76%	81%	93%

46 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$14.36	$11.70	$11.44	$12.71	$11.91
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.02	.05	.07	.04
Net gain (loss) on investments (realized and unrealized)	(2.00)	3.19	.95	.27	1.93
Total from investment operations	(1.96)	3.21	1.00	.34	1.97
Less distributions from:
Net investment income	—	—	(.04)	—	—
Net realized gains	(2.88)	(.55)	(.70)	(1.61)	(1.17)
Total distributions	(2.88)	(.55)	(.74)	(1.61)	(1.17)
Net asset value, end of period	$9.52	$14.36	$11.70	$11.44	$12.71

Total Return	(18.56%)	28.15%	8.90%	4.62%	17.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,859	$3,488	$1,634	$3,747	$5,026
Ratios to average net assets:
Net investment income (loss)	0.34%	0.13%	0.47%	0.59%	0.35%
Total expenses[c]	2.18%	2.15%	2.25%	1.96%	1.57%
Net expenses[d,e,f]	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	67%	105%	76%	81%	93%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	—	—
C-Class	—	—	0.00%[g]	—	—
P-Class	—	—	—	—	—
Institutional Class	—	—	—	—	—

[g]	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.95%	1.95%	1.96%	1.96%	1.95%
P-Class	1.19%	1.20%	1.21%	1.21%	1.20%
Institutional Class	0.94%	0.95%	0.96%	0.96%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 47

MANAGERS’ COMMENTARY (Unaudited)	September 30, 2022

To Our Shareholders

Guggenheim RBP® Large-Cap Value Fund (the “Fund”) is managed by a team of seasoned professionals led by Farhan Sharaff, Senior Managing Director and Assistant Chief Investment Officer, Equities; Burak Hurmeydan, Ph.D., Director and Portfolio Manager; and Douglas Makin, Director and Portfolio Manager. In the subsequent paragraphs, the investment team discusses the Fund’s performance and the market environment for the 12-month period ended September 30, 2022 (the “Reporting Period”).

The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”). The Fund uses a passive investment strategy designed to track the total return performance (before fees and expenses) of the Index.

For the Reporting Period, Guggenheim RBP® Large-Cap Value Fund returned -11.02%1, outperforming the Dow Jones U.S. Large-Cap Value Total Stock Market Index, the Fund’s benchmark, which returned -11.23%, and underperforming the Index, which returned -10.13% for the same period.

What factors contributed or detracted from the Fund’s performance during the Reporting Period?

The Fund delivered results for the Reporting Period that slightly outperformed the benchmark by 0.21%, which was helped from both sector allocation and security selection. The Fund’s leading positive sector contributors were the Industrials and Utilities sectors. The Industrials sector was driven by strong selection results, having overweight positions in Northrup Grumman Corp. and Cummins, Inc. The Utilities sector outperformed the benchmark primarily by its overweight holdings in Constellation Energy Corp. and Exelon Corp. The sectors detracting the most from performance relative to the benchmark included the Energy and Consumer Staples sectors. The Fund’s Energy sector underperformance was most negatively impacted by being underweight relative to the benchmark. The Consumer Staples sector underperformance was led by underweight exposures to Coca-Cola Co. and PepsiCo, Inc.

How was the Fund positioned at the end of the Reporting Period?

At the end of the Reporting Period, the portfolio sector weightings were not materially different than the benchmark, with slight overweights to the benchmark in the Industrials, Consumer Staples and Utilities sectors. The largest portfolio sector underweights are in the Information Technology, Health Care and Energy sectors. The portfolio has a noticeable bias toward more profitable companies, with higher value exposures, and underweight exposures to high dividend and leveraged companies relative to the benchmark.

Performance displayed represents past performance which is no guarantee of future results.

[1]

Performance figures are based on A-Class shares and do not reflect deduction of the sales charges or taxes that a shareholder would pay on distributions or the redemption of shares. Fund performance will lag that of the RBP Index due to fund expenses.

The opinions and forecast expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

48 | THE GUGGENHEIM FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	September 30, 2022

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	2.7%
iShares S&P 500 Value ETF	2.6%
Chevron Corp.	2.4%
AbbVie, Inc.	2.4%
Pfizer, Inc.	2.3%
Merck & Company, Inc.	2.2%
Home Depot, Inc.	2.2%
Exxon Mobil Corp.	2.1%
Walmart, Inc.	2.0%
Bristol-Myers Squibb Co.	2.0%
Top Ten Total	22.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 49

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	September 30, 2022

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended September 30, 2022

	1 Year	5 Year	10 Year
A Class Shares	(11.02%)	4.02%	8.48%
A-Class Shares with sales charge‡	(15.23%)	3.02%	7.84%
C Class Shares	(11.65%)	3.25%	7.70%
C-Class Shares with CDSC§	(12.40%)	3.25%	7.70%
P Class Shares**	(10.94%)	4.01%	8.52%
Institutional Class Shares	(10.73%)	4.28%	8.81%
Guggenheim RBP Large-Cap Value IndexSM	(10.13%)	5.27%	10.04%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	(11.23%)	5.41%	9.22%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The first graph is based on A-Class shares only. The second graph is based on P-Class shares only. Performance for C-Class shares and Institutional Class shares will vary due to differences in fee structure.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

50 | THE GUGGENHEIM FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	September 30, 2022
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 96.8%

Financial - 22.6%
Berkshire Hathaway, Inc. — Class B*	222	$59,279
Chubb Ltd.	301	54,746
Marsh & McLennan Companies, Inc.	360	53,745
Goldman Sachs Group, Inc.	182	53,335
Progressive Corp.	454	52,759
Prologis, Inc. REIT	510	51,816
MetLife, Inc.	802	48,746
Crown Castle, Inc. REIT	336	48,569
American International Group, Inc.	965	45,818
Travelers Companies, Inc.	297	45,500
Ameriprise Financial, Inc.	176	44,343
Mid-America Apartment Communities, Inc. REIT	269	41,714
Everest Re Group Ltd.	158	41,466
Equitable Holdings, Inc.	1,541	40,605
First Republic Bank	310	40,471
Northern Trust Corp.	455	38,930
JPMorgan Chase & Co.	258	26,961
Hartford Financial Services Group, Inc.	345	21,369
Equity LifeStyle Properties, Inc. REIT	240	15,081
Bank of America Corp.	492	14,858
Synchrony Financial	422	11,896
Apollo Global Management, Inc.	244	11,346
Fidelity National Financial, Inc.	171	6,190
Intercontinental Exchange, Inc.	27	2,440
American Financial Group, Inc.	12	1,475
Total Financial		873,458

Consumer, Non-cyclical - 21.8%
Procter & Gamble Co.	812	102,515
AbbVie, Inc.	678	90,994
Pfizer, Inc.	2,048	89,621
Merck & Company, Inc.	1,003	86,378
Bristol-Myers Squibb Co.	1,061	75,427
Abbott Laboratories	737	71,312
Philip Morris International, Inc.	726	60,265
Mondelez International, Inc. — Class A	1,012	55,488
Johnson & Johnson	308	50,315
Constellation Brands, Inc. — Class A	213	48,922
Sysco Corp.	608	42,992
PepsiCo, Inc.	213	34,774
AmerisourceBergen Corp. — Class A	143	19,352
Coca-Cola Co.	127	7,115
Keurig Dr Pepper, Inc.	138	4,943
Total Consumer, Non-cyclical		840,413

Industrial - 13.1%
United Parcel Service, Inc. — Class B	368	59,447
Northrop Grumman Corp.	117	55,027
Caterpillar, Inc.	310	50,865
Parker-Hannifin Corp.	182	44,100
Masco Corp.	853	39,827
Keysight Technologies, Inc.*	253	39,812
FedEx Corp.	262	38,899
CSX Corp.	1,225	32,634
Eaton Corporation plc	239	31,873
Snap-on, Inc.	153	30,807
Fortune Brands Home & Security, Inc.	568	30,496
Allegion plc	323	28,967
Republic Services, Inc. — Class A	158	21,494
Agilent Technologies, Inc.	1	121
Total Industrial		504,369

Consumer, Cyclical - 11.1%
Home Depot, Inc.	310	85,542
Walmart, Inc.	599	77,690
Cummins, Inc.	228	46,400
NIKE, Inc. — Class B	518	43,056
Dollar Tree, Inc.*	308	41,919
Target Corp.	264	39,175
TJX Companies, Inc.	525	32,613
Advance Auto Parts, Inc.	198	30,955
General Motors Co.	961	30,839
Total Consumer, Cyclical		428,189

Technology - 7.5%
QUALCOMM, Inc.	561	63,382
Analog Devices, Inc.	385	53,646
Applied Materials, Inc.	593	48,585
Microchip Technology, Inc.	749	45,712
Entegris, Inc.	418	34,702
Electronic Arts, Inc.	192	22,216
NXP Semiconductor N.V.	89	13,128
Marvell Technology, Inc.	174	7,466
Total Technology		288,837

Energy - 6.1%
Chevron Corp.	643	92,380
Exxon Mobil Corp.	912	79,627
Pioneer Natural Resources Co.	201	43,522
Valero Energy Corp.	172	18,378
Total Energy		233,907

Utilities - 6.0%
Duke Energy Corp.	563	52,370
NextEra Energy, Inc.	662	51,907
CenterPoint Energy, Inc.	1,421	40,044
Evergy, Inc.	674	40,036
Vistra Corp.	1,667	35,007
UGI Corp.	229	7,403
AES Corp.	191	4,317
Public Service Enterprise Group, Inc.	6	337
Total Utilities		231,421

Communications - 5.7%
Walt Disney Co.*	702	66,220
CDW Corp.	275	42,922
Comcast Corp. — Class A	1,364	40,006
AT&T, Inc.	2,028	31,109
eBay, Inc.	777	28,602
Paramount Global — Class B	589	11,214

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (concluded)	September 30, 2022
RBP® LARGE-CAP VALUE FUND

	Shares	Value
Verizon Communications, Inc.	15	$570
Total Communications		220,643

Basic Materials - 2.9%
FMC Corp.	376	39,743
Freeport-McMoRan, Inc.	1,340	36,622
DuPont de Nemours, Inc.	704	35,482
Total Basic Materials		111,847

Total Common Stocks
(Cost $4,064,386)		3,733,084

EXCHANGE-TRADED FUNDS† - 2.6%
iShares S&P 500 Value ETF	764	98,189
Total Exchange-Traded Funds
(Cost $106,577)		98,189

Total Investments - 99.4%
(Cost $4,170,963)		$3,831,273
Other Assets & Liabilities, net - 0.6%		24,254
Total Net Assets - 100.0%		$3,855,527

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at September 30, 2022 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,733,084	$—	$—	$3,733,084
Exchange-Traded Funds	98,189	—	—	98,189
Total Assets	$3,831,273	$—	$—	$3,831,273

52 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2022
Assets:
Investments, at value (cost $4,170,963)	$3,831,273
Cash	23,554
Prepaid expenses	24,509
Receivables:
Investment Adviser	12,074
Dividends	3,791
Total assets	3,895,201

Liabilities:
Payable for:
Professional fees	28,027
Fund accounting/administration fees	4,300
Transfer agent/maintenance fees	2,170
Trustees’ fees*	734
Distribution and service fees	523
Miscellaneous	3,920
Total liabilities	39,674
Net assets	$3,855,527

Net assets consist of:
Paid in capital	$4,066,755
Total distributable earnings (loss)	(211,228)
Net assets	$3,855,527

A-Class:
Net assets	$435,873
Capital shares outstanding	48,187
Net asset value per share	$9.05
Maximum offering price per share (Net asset value divided by 95.25%)	$9.50

C-Class:
Net assets	$322,433
Capital shares outstanding	36,068
Net asset value per share	$8.94

P-Class:
Net assets	$228,943
Capital shares outstanding	25,670
Net asset value per share	$8.92

Institutional Class:
Net assets	$2,868,278
Capital shares outstanding	306,783
Net asset value per share	$9.35

STATEMENT OF OPERATIONS
Year Ended September 30, 2022
Investment Income:
Dividends	$97,390
Total investment income	97,390

Expenses:
Management fees	33,328
Distribution and service fees:
A-Class	1,216
C-Class	4,703
P-Class	620
Transfer agent/maintenance fees:
A-Class	2,494
C-Class	2,886
P-Class	1,791
Institutional Class	18,507
Registration fees	63,438
Professional fees	35,017
Fund accounting/administration fees	28,070
Trustees’ fees*	10,627
Custodian fees	3,042
Line of credit fees	130
Miscellaneous	9,927
Total expenses	215,796
Less:
Expenses reimbursed by Adviser:
A-Class	(12,756)
C-Class	(14,192)
P-Class	(7,860)
Institutional Class	(99,273)
Expenses waived by Adviser	(33,328)
Earnings credits applied	(37)
Total waived/reimbursed expenses	(167,446)
Net expenses	48,350
Net investment income	49,040

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	143,975
Net realized gain	143,975
Net change in unrealized appreciation (depreciation) on:
Investments	(668,161)
Net change in unrealized appreciation (depreciation)	(668,161)
Net realized and unrealized loss	(524,186)
Net decrease in net assets resulting from operations	$(475,146)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 53

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2022	Year Ended September 30, 2021
Increase (Decrease) in Net Assets from Operations:
Net investment income	$49,040	$33,852
Net realized gain on investments	143,975	703,074
Net change in unrealized appreciation (depreciation) on investments	(668,161)	191,338
Net increase (decrease) in net assets resulting from operations	(475,146)	928,264

Distributions to shareholders:
A-Class	(64,288)	(2,072)
C-Class	(52,675)	(503)
P-Class	(31,527)	(5,432)
Institutional Class	(463,645)	(42,314)
Total distributions to shareholders	(612,135)	(50,321)

Capital share transactions:
Proceeds from sale of shares
A-Class	409,532	141,673
C-Class	169,869	59,000
P-Class	151,821	166,440
Institutional Class	8,315	31,094
Distributions reinvested
A-Class	58,119	2,072
C-Class	52,675	503
P-Class	30,705	5,212
Institutional Class	463,645	42,314
Cost of shares redeemed
A-Class	(71,115)	(26,212)
C-Class	(401,548)	(56,639)
P-Class	(205,054)	(10,290)
Institutional Class	(1,047)	(7,470)
Net increase from capital share transactions	665,917	347,697
Net increase (decrease) in net assets	(421,364)	1,225,640

Net assets:
Beginning of year	4,276,891	3,051,251
End of year	$3,855,527	$4,276,891

Capital share activity:
Shares sold
A-Class	34,332	11,944
C-Class	16,281	5,000
P-Class	14,580	14,650
Institutional Class	696	2,501
Shares issued from reinvestment of distributions
A-Class	5,327	204
C-Class	4,855	49
P-Class	2,854	516
Institutional Class	41,176	4,022
Shares redeemed
A-Class	(7,023)	(2,320)
C-Class	(34,267)	(4,865)
P-Class	(18,349)	(914)
Institutional Class	(93)	(604)
Net increase in shares	60,369	30,183

54 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$11.69	$9.30	$10.28	$11.17	$11.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.08	.15	.14	.10
Net gain (loss) on investments (realized and unrealized)	(1.11)	2.69	(.96)	.01	1.09
Total from investment operations	(1.00)	2.77	(.81)	.15	1.19
Less distributions from:
Net investment income	—	(.38)	(.11)	(.06)	(.20)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(1.64)	(.38)	(.17)	(1.04)	(1.14)
Net asset value, end of period	$9.05	$11.69	$9.30	$10.28	$11.17

Total Return[b]	(11.02%)	30.34%	(8.05%)	2.53%	11.36%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$436	$182	$53	$86	$106
Ratios to average net assets:
Net investment income (loss)	1.06%	0.74%	1.53%	1.41%	0.90%
Total expenses[c]	5.09%	5.90%	7.41%	6.32%	5.49%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	73%	132%	95%	101%	104%

C-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$11.79	$9.12	$10.14	$11.09	$10.98
Income (loss) from investment operations:
Net investment income (loss)[a]	.02	—	.07	.06	.01
Net gain (loss) on investments (realized and unrealized)	(1.08)	2.68	(.94)	.02	1.09
Total from investment operations	(1.06)	2.68	(.87)	.08	1.10
Less distributions from:
Net investment income	(.15)	(.01)	(.09)	(.05)	(.05)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(1.79)	(.01)	(.15)	(1.03)	(.99)
Net asset value, end of period	$8.94	$11.79	$9.12	$10.14	$11.09

Total Return[b]	(11.65%)	29.41%	(8.80%)	1.81%	10.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$322	$580	$447	$317	$516
Ratios to average net assets:
Net investment income (loss)	0.21%	0.04%	0.79%	0.65%	0.14%
Total expenses[c]	5.71%	6.52%	7.99%	6.75%	6.14%
Net expenses[d,e,f]	1.95%	1.95%	1.96%	1.97%	1.96%
Portfolio turnover rate	73%	132%	95%	101%	104%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 55

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$11.59	$9.28	$10.33	$11.25	$11.12
Income (loss) from investment operations:
Net investment income (loss)[a]	.11	.08	.15	.14	.10
Net gain (loss) on investments (realized and unrealized)	(1.09)	2.67	(.96)	—	1.10
Total from investment operations	(.98)	2.75	(.81)	.14	1.20
Less distributions from:
Net investment income	(.05)	(.44)	(.18)	(.08)	(.13)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(1.69)	(.44)	(.24)	(1.06)	(1.07)
Net asset value, end of period	$8.92	$11.59	$9.28	$10.33	$11.25

Total Return	(10.94%)	30.31%	(8.10%)	2.47%	11.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$229	$308	$114	$405	$577
Ratios to average net assets:
Net investment income (loss)	1.01%	0.75%	1.49%	1.41%	0.90%
Total expenses[c]	5.11%	5.74%	7.18%	6.07%	5.37%
Net expenses[d,e,f]	1.20%	1.20%	1.21%	1.22%	1.21%
Portfolio turnover rate	73%	132%	95%	101%	104%

56 | THE GUGGENHEIM FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$12.10	$9.40	$10.42	$11.35	$11.22
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	.12	.17	.17	.13
Net gain (loss) on investments (realized and unrealized)	(1.15)	2.74	(.97)	—	1.11
Total from investment operations	(1.01)	2.86	(.80)	.17	1.24
Less distributions from:
Net investment income	(.10)	(.16)	(.16)	(.12)	(.17)
Net realized gains	(1.64)	—	(.06)	(.98)	(.94)
Total distributions	(1.74)	(.16)	(.22)	(1.10)	(1.11)
Net asset value, end of period	$9.35	$12.10	$9.40	$10.42	$11.35

Total Return	(10.73%)	30.72%	(7.92%)	2.77%	11.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,868	$3,207	$2,437	$2,701	$2,915
Ratios to average net assets:
Net investment income (loss)	1.24%	1.04%	1.78%	1.66%	1.14%
Total expenses[c]	4.69%	5.49%	6.86%	5.80%	5.07%
Net expenses[d,e,f]	0.95%	0.95%	0.96%	0.97%	0.96%
Portfolio turnover rate	73%	132%	95%	101%	104%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	—	—	—	—	—
C-Class	—	—	0.01%	—	—
P-Class	—	—	0.00%[g]	—	—
Institutional Class	—	—	0.01%	—	—

[g]	Less than 0.01%.

[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

	09/30/22	09/30/21	09/30/20	09/30/19	09/30/18
A-Class	1.19%	1.20%	1.21%	1.21%	1.20%
C-Class	1.94%	1.95%	1.96%	1.96%	1.95%
P-Class	1.19%	1.20%	1.21%	1.20%	1.20%
Institutional Class	0.94%	0.95%	0.96%	0.96%	0.95%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS ANNUAL REPORT | 57

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares: A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At September 30, 2022, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations”

58 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are generally valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request

THE GUGGENHEIM FUNDS ANNUAL REPORT | 59

NOTES TO FINANCIAL STATEMENTS (continued)

payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the year ended September 30, 2022 are disclosed in the Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 3.08% at September 30, 2022.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class shares will be paid to certain service providers for performing certain shareholder and administrative services.

60 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – A-Class	1.50%	05/09/16	02/01/24
Directional Allocation Fund – C-Class	2.10%	05/09/16	02/01/24
Directional Allocation Fund – P-Class	1.35%	05/09/16	02/01/24
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/24
RBP® Dividend Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Dividend Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Dividend Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – A-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – C-Class	1.95%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – P-Class	1.20%	05/09/16	02/01/24
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/24

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At September 30, 2022, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended September 30, are presented in the following table:

Fund	2023	2024	2025	Fund Total
Directional Allocation Fund
A-Class	$15,691	$30,514	$124,678	$170,883
C-Class	72,789	53,621	43,415	169,825
P-Class	5,669	3,842	6,545	16,056
Institutional Class	112,011	89,377	123,748	325,136
RBP® Dividend Fund
A-Class	48,107	63,294	83,754	195,155
C-Class	37,850	24,180	10,456	72,486
P-Class	12,886	11,082	9,488	33,456
Institutional Class	68,656	60,349	65,409	194,414
RBP® Large-Cap Defensive Fund
A-Class	52,084	61,062	71,145	184,291
C-Class	39,654	31,745	23,681	95,080
P-Class	5,095	5,214	5,721	16,030
Institutional Class	73,237	69,291	68,426	210,954
RBP® Large-Cap Market Fund
A-Class	62,997	73,546	89,424	225,967
C-Class	72,075	56,833	32,742	161,650
P-Class	2,008	2,307	2,307	6,622
Institutional Class	35,171	28,915	44,240	108,326
RBP® Large-Cap Value Fund
A-Class	5,303	4,788	15,763	25,854
C-Class	22,896	25,211	17,685	65,792
P-Class	12,618	9,157	9,701	31,476
Institutional Class	147,044	136,588	123,927	407,559

THE GUGGENHEIM FUNDS ANNUAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS (continued)

For the year ended September 30, 2022, GI recouped amounts from the Funds as follows:

Directional Allocation Fund	$21,962

For the year ended September 30, 2022, GFD retained sales charges of $7,878 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GPIM or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The tax character of distributions paid during the year ended September 30, 2022 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Directional Allocation Fund	$11,658,663	$38,301,338	$—	$49,960,001
RBP® Dividend Fund	2,822,105	1,223,641	72,674	4,118,420
RBP® Large-Cap Defensive Fund	1,364,041	1,220,395	—	2,584,436
RBP® Large-Cap Market Fund	875,758	2,159,841	—	3,035,599
RBP® Large-Cap Value Fund	235,551	376,584	—	612,135

The tax character of distributions paid during the year ended September 30, 2021 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Directional Allocation Fund	$504,586	$—	$504,586
RBP® Dividend Fund	644,645	52,011	696,656
RBP® Large-Cap Defensive Fund	95,493	175,531	271,024
RBP® Large-Cap Market Fund	—	550,252	550,252
RBP® Large-Cap Value Fund	50,321	—	50,321

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

62 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax components of distributable earnings/(loss) as of September 30, 2022 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Other Temporary Differences	Total
Directional Allocation Fund	$—	$—	$33,833	$(1,962,782)	$—	$(1,928,949)
RBP® Dividend Fund	—	—	(2,758,645)	(165,431)	(73,544)	(2,997,620)
RBP® Large-Cap Defensive Fund	2,723	—	(1,108,719)	(261,804)	—	(1,367,800)
RBP® Large-Cap Market Fund	—	329,968	(1,094,837)	—	—	(764,869)
RBP® Large-Cap Value Fund	37,564	97,255	(346,047)	—	—	(211,228)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of September 30, 2022, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Directional Allocation Fund	$(1,962,782)	$—	$(1,962,782)
RBP® Dividend Fund	(165,431)	—	(165,431)
RBP® Large-Cap Defensive Fund	(261,804)	—	(261,804)

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to investments in real estate investment trusts, losses deferred due to wash sales, distributions in connection with redemption of fund shares, and reclassification of distributions paid or dividends received. Additional differences may result from the tax treatment of net operating losses and dividends payable. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of September 30, 2022 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
Directional Allocation Fund	$(98,287)	$98,287
RBP® Dividend Fund	40,571	(40,571)
RBP® Large-Cap Defensive Fund	316	(316)
RBP® Large-Cap Market Fund	172,811	(172,811)
RBP® Large-Cap Value Fund	46,112	(46,112)

At September 30, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Directional Allocation Fund	$255,548,304	$33,833	$—	$33,833
RBP® Dividend Fund	19,028,773	315,245	(3,073,890)	(2,758,645)
RBP® Large-Cap Defensive Fund	9,536,300	318,586	(1,427,305)	(1,108,719)
RBP® Large-Cap Market Fund	11,474,325	577,045	(1,671,882)	(1,094,837)
RBP® Large-Cap Value Fund	4,177,320	129,903	(475,950)	(346,047)

THE GUGGENHEIM FUNDS ANNUAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the funds can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Securities Transactions

For the year ended September 30, 2022, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$352,887,276	$683,086,119
RBP® Dividend Fund	16,538,891	22,037,991
RBP® Large-Cap Defensive Fund	8,294,939	8,955,408
RBP® Large-Cap Market Fund	8,873,827	10,007,661
RBP® Large-Cap Value Fund	3,274,934	3,168,577

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the year ended September 30, 2022, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term

64 | THE GUGGENHEIM FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the year ended September 30, 2022.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Transparent Value Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Transparent Value Trust (the “Trust”) (comprising Guggenheim Directional Allocation Fund, Guggenheim RBP® Dividend Fund, Guggenheim RBP® Large-Cap Defensive Fund, Guggenheim RBP® Large-Cap Market Fund and Guggenheim RBP® Large-Cap Value Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Transparent Value Trust at September 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
November 29, 2022

66 | THE GUGGENHEIM FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2023, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2022.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ending September 30, 2022, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended September 30, 2022, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See the qualified interest income and qualified short-term capital gain columns, respectively, in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income	Qualified Short-Term Capital Gain
Directional Allocation Fund	33.28%	33.06%	0.00%	100.00%
RBP® Dividend Fund	26.61%	25.21%	0.18%	100.00%
RBP® Large-Cap Defensive Fund	9.95%	9.64%	0.00%	100.00%
RBP® Large-Cap Market Fund	16.54%	16.42%	0.00%	100.00%
RBP® Large-Cap Value Fund	35.52%	35.30%	0.00%	100.00%

With respect to the taxable year ended September 30, 2022, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
Directional Allocation Fund	$38,301,338	$—
RBP® Dividend Fund	1,223,641	—
RBP® Large-Cap Defensive Fund	1,220,395	—
RBP® Large-Cap Market Fund	2,159,841	173,620
RBP® Large-Cap Value Fund	376,584	46,112

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 67

OTHER INFORMATION (Unaudited)(continued)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Report of the Transparent Value Trust Contracts Review Committee

Transparent Value Trust (the “Trust”) was organized as a Delaware statutory trust on June 8, 2009, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust includes the following operational series (each, a “Fund,” and collectively, the “Funds”):

● Guggenheim RBP® Large-Cap Defensive Fund
(“RBP Large-Cap Defensive Fund”)

● Guggenheim RBP® Large-Cap Market Fund
(“RBP Large-Cap Market Fund”)

● Guggenheim Directional Allocation Fund
(“Directional Allocation Fund”)

● Guggenheim RBP® Dividend Fund (“RBP Dividend Fund”) ● Guggenheim RBP® Large-Cap Value Fund (“RBP Large-Cap Value Fund”)

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”), serves as the investment adviser to each of the Funds pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GPIM (the “Advisory Agreement”). (Guggenheim Partners, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” “Guggenheim Investments” refers to the global asset management and investment advisory division of Guggenheim Partners and includes GPIM, Guggenheim Funds Investment Advisors, LLC, Security Investors, LLC and other affiliated investment management businesses of Guggenheim Partners.)

Under the supervision of the Board of Trustees of the Trust (the “Board,” with the members of the Board referred to individually as the “Trustees”), the Adviser regularly provides investment research, advice and supervision, along with a continuous investment program for the Funds, and directs the purchase and sale of securities and other investments for each Fund’s portfolio.

The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Trustees who are not “interested person[s],” as defined by the 1940 Act, of the Trust (the “Independent Trustees”) casting votes in person at a meeting called for such purpose. At meetings held in person on April 19, 2022 (the “April Meeting”) and on May 24-25, 2022 (the “May

68 | THE GUGGENHEIM FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

Meeting”), the members of the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreement in connection with the Committee’s annual contract review schedule.

As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreement.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim, including, among other things, a summary of notable distinctions between certain Funds and the applicable peer group identified in the FUSE reports and explanations for custom peer groups created for certain Funds that do not fit well into any particular category.

As part of its evaluation of the Adviser and the proposed renewal of the Advisory Agreement, the Committee took into account that each Fund seeks to track the performance (before fees and expenses) of an index that is constructed with a proprietary methodology. Specifically, the investment objective of each of RBP Large-Cap Defensive Fund, RBP Dividend Fund, RBP Large-Cap Market Fund and RBP Large-Cap Value Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the applicable Guggenheim RBP® Index—i.e., the Guggenheim RBP® Large-Cap Defensive IndexSM, the Guggenheim RBP® Dividend IndexSM, the Guggenheim RBP® Large-Cap Market IndexSM and the Guggenheim RBP® Large-Cap Value IndexSM, respectively (each, an “RBP Index” and collectively, the “RBP Indexes”). The investment objective of Directional Allocation Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” and together with the RBP Indexes, the “Indexes” and individually, an “Index”). Each Index consists of securities currently selected for inclusion by the Adviser’s index calculation agent, based on Required Business Performance® (RBP®) Probability scores derived from Guggenheim Investments’ quantitative process. In this regard, the Committee noted that the Indexes and Index construction processes were previously owned and implemented by an affiliate of the Adviser, and that, in August 2018, such affiliate was reorganized into Guggenheim Investments, and the Indexes and Index construction processes were acquired by Guggenheim Investments. The Committee considered that Guggenheim regularly reviews the RBP® process and, as reported to the Board at its May 2021 meeting, had determined to make certain changes to the process to improve Fund performance. The Committee noted that the FUSE reports for the Funds included performance relative to the applicable Index and tracking error data.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Independent Trustees. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other Guggenheim funds and weighed the factors and standards discussed with Independent Legal Counsel.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the Advisory Agreement for an additional annual term.

Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex, including the Funds. The Committee further noted

THE GUGGENHEIM FUNDS ANNUAL REPORT | 69

OTHER INFORMATION (Unaudited)(continued)

that as of March 31, 2022, both GFIA and GPIM had entered into a Macroeconomic Services Agreement, at no fee, with another Guggenheim affiliate, Guggenheim Partners Advisors, LLC, to receive certain global and sector macroeconomic analysis and insight along with other guidance.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment and Index construction processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), established to oversee the fund administration, accounting and transfer agency services provided to the Funds and other Guggenheim funds, including the OCFO’s resources, personnel and services provided.

With respect to Guggenheim’s resources and the ability of the Adviser to carry out its responsibilities under the Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

The Committee also considered the acceptability of the terms of the Advisory Agreement, including the scope of services required to be performed by the Adviser.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, including the Committee’s knowledge of how the Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, five-year, three-year, one-year and three-month periods ended December 31, 2021. In addition, the Committee received a comparison of each Fund’s performance to the performance of a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE, in each case for the same periods. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain updated performance information as of March 31, 2022 and April 30, 2022. In light of Directional Allocation Fund’s unique strategy, FUSE identified a peer group categorized as “U.S. equity long/cash funds” with risk management and/or rotational/timing strategies similar to that of the Fund, but did not identify a broader universe of comparable funds. In addition, as noted above, the FUSE reports included each Fund’s total return over various time periods compared to the results of the Index that the Fund tracks, as well as tracking error results.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe or, as applicable, peer group of funds. Except as to the individual Fund discussed below, the Committee observed that the returns of each Fund’s Institutional Class shares ranked in the third quartile or better of such Fund’s performance universe or peer group, as applicable, for each of the relevant periods considered. The Committee also determined that each Fund tracked its Index within an acceptable range for each of the relevant periods considered.

In addition, the Committee made the following observations:

70 | THE GUGGENHEIM FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

RBP Large-Cap Defensive Fund: The returns of the Fund’s Institutional Class shares ranked in the 79th and 90th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2021, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over these time periods can be attributed to the method by which the RBP® process weighted stocks in the Fund during the stock selection process, which resulted in an implicit underweight to the largest stocks, especially mega-cap stocks that performed well over the past few years, and an overweight to relatively less large cap stocks within the Fund’s investment universe. The Committee considered management’s further explanation that the Fund’s defensive strategy had led it to be underweight high volatility stocks, detracting from relative performance as volatility as a factor has performed well over the last few years. The Committee also noted that starting in the third quarter of 2021, the Fund updated its portfolio construction process to leverage a proprietary equity risk model for portfolio construction and utilize an optimization technique to weight positions and mute factor exposures and equity characteristics that do not align with the Fund’s investment objective. The Committee further noted management’s statement that these process changes led to strong Fund performance in the fourth quarter of 2021, although the Fund’s five-year and three-year performance rankings had not improved as of March 31, 2022 or April 30, 2022.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by the Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee1 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group of funds. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

The Committee also noted Guggenheim’s statement that it does not provide advisory services to other clients that have investment strategies similar to those of the Funds and, as a result, the Committee did not consider it relevant to compare the Funds’ advisory fees to the advisory fees charged to other clients of Guggenheim.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Fund discussed below, the Committee observed that the contractual advisory fee, net effective management fee and total net expense ratio for each Fund’s Institutional Class shares each rank in the third quartile or better of such Fund’s peer group.

In addition, the Committee made the following observations:

RBP Large-Cap Market Fund: The contractual advisory fee for the Fund’s Institutional Class shares ranks in the third quartile (69th percentile) of its peer group. Although the total net expense ratio for the Fund’s Institutional Class shares ranks in the fourth quartile (77th percentile) of its peer group, the Committee considered that the Fund’s net effective management fee for the Institutional Class shares ranks in the first quartile (1st percentile). The Committee took into account the Fund’s currently effective expense limitation agreement with the Adviser.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2021, gross revenues received by Guggenheim Investments, expenses allocated to the Fund, expense waivers, earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2020. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis.

[1]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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OTHER INFORMATION (Unaudited)(concluded)

In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

The Committee also considered other benefits available to the Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Adviser derives any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Adviser may benefit from certain economies of scale and synergies, such as enhanced visibility of the Adviser, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by the Adviser from its relationship with the Funds were appropriate and that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. In evaluating economies of scale, the Committee considered that all of the Funds, other than the Directional Allocation Fund, had very small average net assets. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s overall expenses increased in 2021, which was primarily attributable to increased expenses in many key areas, including compensation of portfolio managers, key analysts and support staff, as well as for infrastructure needs, with respect to risk management oversight, valuation processes and disaster recovery systems, among other things.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s belief that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the Fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meeting, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of his or her informed business judgment, may afford different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of the Advisory Agreement for an additional annual term.

72 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2015 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present); Member, Board of Directors, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (1987-2012).	154

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE GUGGENHEIM FUNDS ANNUAL REPORT | 73

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154

Current: US Global Investors, Inc. (GROW) (1995-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155

Current: Advent Convertible and Income Fund (2005-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				154

Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-March 2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

76 | THE GUGGENHEIM FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and President of Mutual Funds Boards, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since August 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (August 2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-August 2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim

Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

78 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

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GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors. We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to

80 | THE GUGGENHEIM FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE GUGGENHEIM FUNDS ANNUAL REPORT | 81

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In compliance with SEC Rule 22e-4 under the U.S. Investment Company Act of 1940 (the “Liquidity Rule”), Transparent Value Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Trust’s Board of Trustees (the “Board”) has also designated a Program administrator (the “Administrator”).

The Liquidity Rule requires that the Program be reasonably designed to assess and manage each Fund’s liquidity risk. A Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Program includes a number of elements that support the assessment, management and review of liquidity risk. In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions. There is no guarantee that the Program will achieve its objective under all circumstances.

Under the Program, each Fund portfolio investment is classified into one of four liquidity categories based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Program is reasonably designed to meet Liquidity Rule requirements relating to “highly liquid investment minimums” (i.e., the minimum amount of Fund net assets to be invested in highly liquid investments that are assets) and to monitor compliance with the Liquidity Rule’s limitations on a Fund’s investments in illiquid investments. Under the Liquidity Rule, a Fund is prohibited from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets.

During the period covered by this shareholder report, the Board received a written report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from March 31, 2021, to March 31, 2022. The Report concluded that the Program operated effectively, the Program had been and continued to be reasonably designed to assess and manage each Fund’s liquidity risk, and the Program has been adequately and effectively implemented to monitor and respond to the Funds’ liquidity developments, as applicable. The Report further concluded that the Program operated effectively during recent market conditions arising from COVID-19.

Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

82 | THE GUGGENHEIM FUNDS ANNUAL REPORT

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Item 2.	Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: the aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements, or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements were $99,113 and $96,226 for the fiscal years ended September 30, 2022 and September 30, 2021, respectively.

(b)	Audit-Related Fees: the aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 and $0 for fiscal years ended September 30, 2022 and September 30, 2021, respectively.

(c)	Tax Fees: the aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice and tax planning including preparation of tax returns and distribution assistance were $49,228 and $45,672 for the fiscal years ended September 30, 2022 and September 30, 2021, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations

(d)	All Other Fees: the aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 and $0 for the fiscal years ended September 30, 2022 and September 30, 2021, respectively.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(1) Audit Committee pre-approval policies and procedures:

To fulfill its responsibilities and duties the Audit Committee (the “Committee”) shall:

1.	Pre-Approval Policy (Trusts). Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include those services set forth under Section II.A.1. of the Background and Definitions for Audit Committee Charter (collectively, “Identified Services”).

(b)	The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c)	For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such Identified Services on behalf of the Committee.

(d)	For Identified Services with estimated fees of $50,000 or more, such Identified Services require pre-approval by the Committee.

(e)	All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Principal/Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form. The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f)	The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

2.	Pre-Approval Policy (Adviser or Any Control Affiliate). Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations or financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)	For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

a.	Pre-Approval Requirements

i.	Categories of Services to be Reviewed and Considered for Pre-Approval

1.	Audit Services

a.	Annual financial statement audits

b.	Seed audits (related to new product filings, as required)

c.	SEC and regulatory filings and consents

2.	Audit-Related Services

a.	Accounting consultations

b.	Fund merger/reorganization support services

c.	Other accounting related matters

d.	Agreed upon procedures reports

e.	Attestation reports

f.	Other internal control reports

3.	Tax Services

a.	Recurring tax services:

i.	Preparation of Federal and state income tax returns, including extensions

ii.	Preparation of calculations of taxable income, including fiscal year tax designations

iii.	Preparation of annual Federal excise tax returns (if applicable)

iv.	Preparation of calendar year excise distribution calculations

v.	Calculation of tax equalization on an as-needed basis

vi.	Preparation of monthly/quarterly estimates of tax undistributed position for closed-end funds

vii.	Preparation of the estimated excise distribution calculations on an as-needed basis

viii.	Preparation of calendar year shareholder reporting designations on Form 1099

ix.	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis

x.	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes

xi.	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

b.	Permissible non-recurring tax services upon request:

i.	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards

ii.	Assistance with corporate actions and tax treatment of complex securities and structured products

iii.	Assistance with IRS ruling requests and calculation of deficiency dividends

iv.	Conduct training sessions for the Adviser’s internal tax resources

v.	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions

vi.	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance

vii.	RIC qualification reviews

viii.	Tax distribution analysis and planning

ix.	Tax authority examination services

x.	Tax appeals support services

xi.	Tax accounting methods studies

xii.	Fund merger, reorganization and liquidation support services

xiii.	Tax compliance, planning and advice services and related projects

xiv.	Assistance with out of state residency status

xv.	Provision of tax compliance services in India for Funds with direct investments in India

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Non-Audit Fees. The aggregate non-audit fees billed by the registrant's accountant for the most recent fiscal year and the preceding years for services rendered to the registrant, the investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $49,228 and $45,672, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.

(h)	Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(a)(3)	Not applicable to registrant.

(a)(4)	Not applicable to registrant.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	December 8, 2022

By (Signature and Title)*	/s/ James M. Howley
James M. Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 8, 2022

*	Print the name and title of each signing officer under his or her signature.